UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-05443

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Investment Trust

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville Illinois 60563-2787

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos, Sr., Chairman, CEO and Co-CIO Calamos Advisors LLC, 2020 Calamos Court, Naperville, Illinois 60563-2787

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200

DATE OF FISCAL YEAR END: October 31, 2013

DATE OF REPORTING PERIOD: July 31, 2013

ITEM 1. SCHEDULE OF INVESTMENTS JULY 31, 2013 (UNAUDITED)

Calamos Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2013 (UNAUDITED)

NUMBER OF SHARES			VALUE

COMMON STOCKS (99.5%)
		Consumer Discretionary (25.8%)
570,750		Amazon.com, Inc.#~	$171,921,315
31,300		AutoZone, Inc.#	14,040,554
120,000		BorgWarner, Inc.#	11,451,600
56,500		Chipotle Mexican Grill, Inc.#	23,293,255
192,271	CHF	Compagnie Financière Richemont, SA	18,808,450
215,000		Conn’s, Inc.#	13,893,300
754,851		D.R. Horton, Inc.	15,172,505
380,000		Deckers Outdoor Corp.#	20,835,400
535,000		Delphi Automotive, PLC	28,740,200
405,000		Domino’s Pizza, Inc.	25,344,900
490,000		Gap, Inc.	22,491,000
857,000		Home Depot, Inc.~	67,728,710
1,110,000		Las Vegas Sands Corp.	61,682,700
335,000		Lear Corp.	23,205,450
752,000		Lululemon Athletica, Inc.#	52,316,640
2,115,000		Michael Kors Holdings, Ltd.#	142,424,100
210,000		Mohawk Industries, Inc.#	24,987,900
488,000		Nike, Inc. - Class B	30,704,960
23,050		NVR, Inc.#	21,335,080
228,841		Polaris Industries, Inc.	25,662,230
96,900		Priceline.com, Inc.#	84,852,423
13,775		Retailmenot, Inc.#	391,899
247,000		Scripps Networks Interactive, Inc. - Class A	17,480,190
1,367,000		Starbucks Corp.	97,385,080
282,000		Tupperware Brands Corp.	23,766,960
410,000		Under Armour, Inc.#	27,523,300
180,000		Whirlpool Corp.	24,109,200
609,559		Williams-Sonoma, Inc.	35,878,642

			1,127,427,943

		Consumer Staples (7.4%)
570,000		Coca-Cola Company	22,845,600
900,000		Companhia de Bebidas das Americas	34,002,000
680,000		ConAgra Foods, Inc.	24,622,800
213,000		Costco Wholesale Corp.	24,982,770
1,105,500		Flowers Foods, Inc.	25,382,280
385,899		Hain Celestial Group, Inc.#	28,155,191
380,000		Kellogg Company	25,171,200
560,000		Lorillard, Inc.	23,816,800
174,000		Mead Johnson Nutrition Company	12,674,160
749,198		Philip Morris International, Inc.	66,813,478
460,000		Wal-Mart Stores, Inc.	35,852,400

			324,318,679

		Energy (5.9%)
865,000		Cameron International Corp.#	51,294,500
565,000		Continental Resources, Inc.#	52,149,500
568,000		EOG Resources, Inc.	82,638,320
363,000		EPL Oil & Gas, Inc.#	11,674,080
735,000		Schlumberger, Ltd.	59,777,550

			257,533,950

		Financials (6.5%)
365,466		American Express Company	26,960,427
1,600,000		Blackstone Group, LP	36,080,000
425,000		Citigroup, Inc.	22,159,500
357,000		Discover Financial Services	17,675,070
520,000		IntercontinentalExchange, Inc.#	94,874,000

NUMBER OF SHARES		VALUE

400,000	JPMorgan Chase & Company	$22,292,000
375,000	Lazard, Ltd.	13,635,000
385,000	T. Rowe Price Group, Inc.	28,967,400
500,000	Wells Fargo & Company	21,750,000

		284,393,397

	Health Care (11.7%)
118,500	Biogen Idec, Inc.#	25,848,405
390,932	Celgene Corp.#	57,412,273
2,138,000	Cerner Corp.#	104,762,000
335,000	Covance, Inc.#	27,637,500
185,000	DaVita HealthCare Partners, Inc.#	21,535,850
1,470,000	Gilead Sciences, Inc.#	90,331,500
410,000	Insulet Corp.#	13,074,900
632,000	Jazz Pharmaceuticals, PLC#	47,722,320
150,000	Medidata Solutions, Inc.#	13,879,500
765,000	Mylan, Inc.#	25,673,400
460,000	Pacira Pharmaceuticals, Inc.#	15,607,800
257,000	Regeneron Pharmaceuticals, Inc.#	69,405,420

		512,890,868

	Industrials (12.8%)
150,000	Allegiant Travel Company	14,607,000
345,000	B/E Aerospace, Inc.#	24,049,950
1,115,000	Chicago Bridge & Iron Company, NV	66,431,700
729,000	Dover Corp.	62,431,560
1,054,000	Eaton Corp., PLC	72,673,300
324,000	Flowserve Corp.	18,364,320
525,000	Fortune Brands Home & Security, Inc.	21,687,750
255,000	Genesee & Wyoming Inc - Class A#	22,863,300
450,000	Hertz Global Holdings, Inc.#	11,524,500
510,000	Jacobs Engineering Group, Inc.#	30,192,000
235,000	Kansas City Southern	25,321,250
340,000	Kirby Corp.#	28,716,400
217,000	MSC Industrial Direct Company, Inc. - Class A	17,566,150
380,000	Rockwell Automation, Inc.	36,803,000
430,000	Spirit Airlines, Inc.#	14,211,500
262,000	Union Pacific Corp.	41,550,580
460,000	United Technologies Corp.	48,562,200

		557,556,460

	Information Technology (28.2%)
1,018,000	Accenture, PLC - Class A~	75,138,580
431,350	Apple, Inc.~	195,185,875
330,000	CommVault Systems, Inc.#	27,861,900
1,529,000	eBay, Inc.#~	79,034,010
2,420,000	Facebook, Inc.#	89,128,600
264,000	FleetCor Technologies, Inc.#	23,699,280
182,225	FleetMatics Group, PLC#	6,862,594
203,900	Google, Inc.#	180,981,640
310,000	LinkedIn Corp. - Class A#	63,174,900
229,900	MasterCard, Inc. - Class A	140,379,239
320,000	MAXIMUS, Inc.	12,035,200
182,000	OpenTable, Inc.#	11,589,760
255,000	Palo Alto Networks, Inc.#	12,479,700
800,000	QLIK Technologies, Inc.#	25,056,000
1,037,000	QUALCOMM, Inc.	66,938,350
1,415,000	Salesforce.com, Inc.#~	61,906,250

See accompanying Notes to Schedule of Investments

Calamos Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2013 (UNAUDITED)

NUMBER OF SHARES			VALUE

30,595	KRW	Samsung Electronics Company, Ltd.	$34,863,534
775,000		SanDisk Corp.#	42,718,000
2,160,000		Taiwan Semiconductor Manufacturing Company, Ltd.	36,676,800
348,000	HKD	Tencent Holdings, Ltd.	15,753,270
400,000		Vantiv Inc - Class A#	10,436,000
260,000		VMware, Inc. - Class A#	21,369,400

			1,233,268,882

		Materials (1.2%)
242,000		Eastman Chemical Company	19,464,060
295,000		Rock Tenn Company - Class A	33,733,250

			53,197,310

		TOTAL COMMON STOCKS (Cost $3,317,721,501)	4,350,587,489

SHORT TERM INVESTMENT (0.4%)
16,618,442		Fidelity Prime Money Market Fund - Institutional Class (Cost $16,618,442)	16,618,442

TOTAL INVESTMENTS (99.9%) (Cost $3,334,339,943)			4,367,205,931

OTHER ASSETS, LESS LIABILITIES (0.1%)			2,407,051

NET ASSETS (100.0%)			$4,369,612,982

FORWARD FOREIGN CURRENCY CONTRACTS
COUNTER PARTY	SHORT CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
Barclays Bank PLC	Brazilian Real	10/17/13	163,323,000	$70,445,738	$266,043
Northern Trust Company	European Monetary Unit	10/17/13	—	—	(607,279)
Citibank N.A.	Hong Kong Dollar	10/17/13	9,832,000	1,268,097	(477)
Northern Trust Company	Hong Kong Dollar	10/17/13	99,291,000	12,806,206	(4,541)
Barclays Bank PLC	New Taiwanese Dollar	10/17/13	1,089,131,000	36,354,492	150,653
Northern Trust Company	South Korean Won	10/17/13	52,080,722,000	46,173,737	(69,914)
Northern Trust Company	Swiss Franc	10/17/13	16,283,000	17,605,777	(396,925)

					$(662,440)

COUNTER PARTY	LONG CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
Citibank N.A.	Brazilian Real	10/17/13	92,985,000	$40,107,008	$(900,709)

					$(900,709)

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $552,398.

FOREIGN CURRENCY ABBREVIATIONS

CHF	Swiss Franc
HKD	Hong Kong Dollar
KRW	South Korean Won

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars.

See accompanying Notes to Schedule of Investments

Calamos Value Fund

SCHEDULE OF INVESTMENTS JULY 31, 2013 (UNAUDITED)

NUMBER OF SHARES			VALUE

COMMON STOCKS (94.5%)
		Consumer Discretionary (16.3%)
18,600		Discovery Communications, Inc.#	$1,482,792
52,650		Las Vegas Sands Corp.	2,925,761
68,802		Marriott International, Inc. - Class A	2,860,099
29,800		Scripps Networks Interactive, Inc. - Class A	2,108,946
42,315		Time Warner, Inc.	2,634,532
31,275		Walt Disney Company	2,021,929
22,880		Wynn Resorts, Ltd.	3,046,014

			17,080,073

		Consumer Staples (5.5%)
40,500	GBP	Diageo, PLC	1,269,223
16,700		Diageo, PLC	2,093,011
130,505		WhiteWave Foods Company#	2,439,139

			5,801,373

		Energy (10.8%)
17,200		Anadarko Petroleum Corp.	1,522,544
21,450		Chevron Corp.	2,700,340
36,400		Exxon Mobil Corp.	3,412,500
15,555		National Oilwell Varco, Inc.	1,091,494
33,330		Noble Corp.	1,273,206
32,095		Seadrill, Ltd.	1,369,815

			11,369,899

		Financials (26.8%)
36,265		American International Group, Inc.#	1,650,420
125,000		Apollo Global Management, LLC	3,340,000
60,100		Barclays, PLC	1,050,548
20,621		Berkshire Hathaway, Inc. - Class B#	2,389,355
51,150		Citigroup, Inc.	2,666,961
36,200		Discover Financial Services	1,792,262
43,825		JPMorgan Chase & Company~	2,442,367
150,200		KKR & Co., LP	3,071,590
49,400		Morgan Stanley	1,344,174
79,680		SLM Corp.	1,968,893
110,360		The Carlyle Group, LP	3,088,977
25,415		US Bancorp/MN	948,488
55,710		Wells Fargo & Company	2,423,385

			28,177,420

		Health Care (7.6%)
37,010		Covidien, PLC	2,280,926
48,925		Merck & Company, Inc.~	2,356,717
14,000		Pfizer, Inc.	409,220
72,734		Teva Pharmaceutical Industries, Ltd.	2,887,540

			7,934,403

		Industrials (12.9%)
29,880		Caterpillar, Inc.	2,477,351
119,620		General Electric Company	2,915,139
44,440		Raytheon Company	3,192,570
28,200		Trinity Industries, Inc.	1,110,234
54,965		URS Corp.~	2,555,872
50,400		Xylem, Inc.	1,256,472

			13,507,638

NUMBER OF SHARES		VALUE

	Information Technology (10.3%)
75,800	Cisco Systems, Inc.	$1,936,690
60,130	eBay, Inc.#	3,108,120
98,725	EMC Corp.	2,581,659
62,430	Intel Corp.	1,454,619
91,835	Nuance Communications, Inc.#	1,722,824

		10,803,912

	Materials (4.3%)
110,000	Freeport-McMoRan Copper & Gold, Inc.	3,110,800
35,000	Mosaic Company	1,438,150

		4,548,950

	TOTAL COMMON STOCKS (Cost $92,005,491)	99,223,668

SHORT TERM INVESTMENT (7.8%)
8,161,203	Fidelity Prime Money Market Fund - Institutional Class (Cost $8,161,203)	8,161,203

TOTAL INVESTMENTS (102.3%) (Cost $100,166,694)		107,384,871

LIABILITIES, LESS OTHER ASSETS (-2.3%)		(2,428,775)

NET ASSETS (100.0%)		$104,956,096

NUMBER OF CONTRACTS		VALUE
WRITTEN OPTIONS (-0.2%)#
	Financials (-0.1%)
420	Discover Financial Services, Inc. Put, 08/17/13, Strike $50.00	(50,400)

	Health Care (0.0%)
810	Pfizer, Inc. Put, 08/17/13, Strike $29.00	(21,060)

	Industrials (0.0%)
525	Trinity Industries, Inc. Put, 08/17/13, Strike $38.00	(47,250)

	Information Technology (-0.1%)
400	eBay, Inc. Put, 08/17/13, Strike $52.50	(58,800)

	TOTAL WRITTEN OPTIONS (Premium $250,528)	(177,510)

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $2,993,762.

See accompanying Notes to Schedule of Investments

Calamos Value Fund

SCHEDULE OF INVESTMENTS JULY 31, 2013 (UNAUDITED)

FOREIGN CURRENCY ABBREVIATIONS

GBP	British Pound Sterling

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Focus Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2013 (UNAUDITED)

NUMBER OF SHARES			VALUE

COMMON STOCKS (96.0%)
		Consumer Discretionary (19.6%)
10,640		Amazon.com, Inc.#	$3,204,981
11,000		Home Depot, Inc.	869,330
33,225		Michael Kors Holdings, Ltd.#	2,237,372
24,150		Nike, Inc. - Class B	1,519,518
2,035		Priceline.com, Inc.#	1,781,988
29,420		Starbucks Corp.~	2,095,881

			11,709,070

		Consumer Staples (6.9%)
30,200		Coca-Cola Company~	1,210,416
23,500		Companhia de Bebidas das Americas	887,830
6,025		Costco Wholesale Corp.	706,672
15,000		Philip Morris International, Inc.	1,337,700

			4,142,618

		Energy (6.5%)
9,400		Cameron International Corp.#	557,420
10,525		EOG Resources, Inc.	1,531,282
22,250		Schlumberger, Ltd.	1,809,593

			3,898,295

		Financials (8.3%)
67,250		Blackstone Group, LP	1,516,487
22,750		Citigroup, Inc.	1,186,185
22,200		Franklin Resources, Inc.	1,085,136
27,000		Wells Fargo & Company	1,174,500

			4,962,308

		Health Care (9.9%)
12,200		Celgene Corp.#	1,791,692
29,900		Cerner Corp.#	1,465,100
29,450		Gilead Sciences, Inc.#	1,809,702
27,750		Insulet Corp.#	884,948

			5,951,442

		Industrials (13.2%)
23,250		Chicago Bridge & Iron Company, NV	1,385,235
7,000		Dover Corp.	599,480
19,025		Eaton Corp., PLC	1,311,774
6,910		MSC Industrial Direct Company, Inc. - Class A	559,365
14,900		Rockwell Automation, Inc.	1,443,065
5,600		Union Pacific Corp.	888,104
16,250		United Technologies Corp.	1,715,512

			7,902,535

		Information Technology (31.6%)
16,000		Accenture, PLC - Class A	1,180,960
6,900		Apple, Inc.~	3,122,250
40,600		eBay, Inc.#	2,098,614
63,850		Facebook, Inc.#	2,351,595
3,325		Google, Inc.#	2,951,270
3,600		LinkedIn Corp. - Class A#	733,644
4,895		MasterCard, Inc. - Class A	2,988,936
15,850		QUALCOMM, Inc.	1,023,118
31,035		Salesforce.com, Inc.#	1,357,781
505	KRW	Samsung Electronics Company, Ltd.	575,456

NUMBER OF SHARES			VALUE

153,500	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	$522,006

			18,905,630

		TOTAL COMMON STOCKS (Cost $45,338,196)	57,471,898

SHORT TERM INVESTMENT (3.1%)
1,852,549		Fidelity Prime Money Market Fund - Institutional Class (Cost $1,852,549)	1,852,549

TOTAL INVESTMENTS (99.1%) (Cost $47,190,745)			59,324,447

OTHER ASSETS, LESS LIABILITIES (0.9%)			538,185

NET ASSETS (100.0%)			$59,862,632

FORWARD FOREIGN CURRENCY CONTRACTS
COUNTER PARTY	SHORT CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
Barclays Bank PLC	Brazilian Real	10/17/13	2,912,000	$1,256,026	$4,743
Northern Trust Company	European Monetary Unit	10/17/13	—	—	(10,134)
Barclays Bank PLC	New Taiwanese Dollar	10/17/13	15,864,000	529,530	2,195
Northern Trust Company	South Korean Won	10/17/13	1,244,620,000	1,103,455	(1,671)

					$(4,867)

COUNTER PARTY	LONG CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
Citibank N.A.	Brazilian Real	10/17/13	1,075,000	$463,677	$(10,413)
UBS AG	New Taiwanese Dollar	10/17/13	1,089,000	36,350	(62)

					$(10,475)

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $544,722.

FOREIGN CURRENCY ABBREVIATIONS

KRW	South Korean Won
TWD	New Taiwanese Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars.

See accompanying Notes to Schedule of Investments

Calamos Discovery Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2013 (UNAUDITED)

NUMBER OF SHARES		VALUE

COMMON STOCKS (93.5%)
	Consumer Discretionary (19.9%)
10,500	AMC Networks, Inc.#	$716,730
10,700	American Public Education, Inc.#	422,757
6,500	Buffalo Wild Wings, Inc.#~	673,270
12,700	Deckers Outdoor Corp.#	696,341
12,300	Dollar Tree, Inc.#	659,895
20,700	Home Inns & Hotels Management, Inc.#	575,667
16,300	HomeAway, Inc.#	490,793
26,000	Imax Corp.#	654,680
36,500	Jamba, Inc.#	533,995
37,100	LKQ Corp.#	967,197
10,600	Monro Muffler Brake, Inc.	455,906
15,300	Movado Group, Inc.	558,144
4,800	PVH Corp.	632,592
1,287	Retailmenot, Inc.#	36,615
7,700	Ulta Salon Cosmetics & Fragrance, Inc.#	776,930

		8,851,512

	Consumer Staples (2.7%)
12,600	Fresh Market, Inc.#	665,028
8,700	Monster Beverage Corp.#	530,613

		1,195,641

	Energy (5.3%)
41,300	Basic Energy Services, Inc.#	472,472
6,400	Dril-Quip, Inc.#	581,824
13,700	Gulfport Energy Corp.#	728,840
7,300	Oceaneering International, Inc.	591,957

		2,375,093

	Financials (5.1%)
6,500	Jones Lang LaSalle, Inc.~	591,695
24,600	PrivateBancorp, Inc.	580,314
12,100	Stifel Financial Corp.#	455,565
22,000	Zions Bancorporation	652,080

		2,279,654

	Health Care (13.4%)
30,500	Acadia Healthcare Company, Inc.#	1,124,535
18,700	Air Methods Corp.	628,133
6,900	BioMarin Pharmaceutical, Inc.#	446,085
21,000	DexCom, Inc.#	457,380
11,400	ICON, PLC#	447,108
17,400	Incyte Corp.#	407,334
4,600	Jazz Pharmaceuticals, PLC#	347,346
5,400	MEDNAX, Inc.#	526,068
2,100	Onyx Pharmaceuticals, Inc.#	275,730
26,800	Santarus, Inc.#	651,776
34,700	Spectranetics Corp.#	625,294

		5,936,789

	Industrials (18.3%)
22,500	Air Lease Corp.	627,300
20,400	Avis Budget Group, Inc.#	645,456
9,700	B/E Aerospace, Inc.#	676,187
2,800	Chart Industries, Inc.#	318,360
14,600	Colfax Corp.#	774,822
18,000	DigitalGlobe, Inc.#	583,200

NUMBER OF SHARES		VALUE

7,400	Genesee & Wyoming Inc- Class A#	$663,484
12,300	H&E Equipment Services, Inc.	280,932
24,700	KEYW Holding Corp.#~	316,901
29,100	Quanta Services, Inc.#	780,171
13,000	Roadrunner Transportation Systems, Inc.#	392,990
12,900	Terex Corp.#	380,292
16,800	TrueBlue, Inc.#	448,560
26,100	USG Corp.#	655,893
7,700	WABCO Holdings, Inc.#	608,762

		8,153,310

	Information Technology (21.3%)
14,800	Aspen Technology, Inc.#	481,592
24,000	Ciena Corp.#	529,440
3,875	Equinix, Inc.#	694,981
49,000	Fairchild Semiconductor International, Inc.#	618,380
39,750	Fortinet, Inc.#	844,688
7,900	Guidewire Software, Inc.#	345,704
23,000	InterXion Holding, NV#	578,910
31,500	InvenSense, Inc.#	556,920
9,900	IPG Photonics Corp.	602,910
40,400	JDS Uniphase Corp.#	592,668
18,300	MAXIMUS, Inc.	688,263
7,200	NetEase, Inc.	458,712
89,600	ON Semiconductor Corp.#	738,304
10,200	Teradata Corp.#	603,024
28,550	TIBCO Software, Inc.#	712,037
11,400	Veeco Instruments, Inc.#	396,264

		9,442,797

	Materials (7.5%)
8,700	Balchem Corp.	432,912
9,800	Eagle Materials, Inc.	661,304
6,900	Rock Tenn Company - Class A	789,015
10,200	Rockwood Holdings, Inc.	690,846
61,500	Stillwater Mining Company#	744,150

		3,318,227

	TOTAL COMMON STOCKS (Cost $39,703,226)	41,553,023

SHORT TERM INVESTMENT (8.0%)
3,539,796	Fidelity Prime Money Market Fund - Institutional Class (Cost $3,539,796)	3,539,796

TOTAL INVESTMENTS (101.5%) (Cost $43,243,022)		45,092,819

LIABILITIES, LESS OTHER ASSETS (-1.5%)		(649,923)

NET ASSETS (100.0%)		$44,442,896

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $665,725.

See accompanying Notes to Schedule of Investments

Calamos International Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2013 (UNAUDITED)

NUMBER OF SHARES			VALUE

COMMON STOCKS (98.1%)
		Consumer Discretionary (15.7%)
56,000	EUR	Adidas, AG	$6,242,038
70,000	GBP	ASOS, PLC#	5,035,818
242,000	CHF	Compagnie Financière Richemont, SA	23,673,071
45,000		Delphi Automotive, PLC	2,417,400
126,000	CAD	Linamar Corp.	3,914,575
2,300,000	HKD	MGM China Holdings, Ltd.	6,627,531
315,000		Michael Kors Holdings, Ltd.#~	21,212,100
30,000	EUR	Publicis Groupe, SA	2,420,277
370,000	JPY	Rakuten, Inc.	4,988,510
113,700		Signet Jewelers, Ltd.	8,312,607
47,800	CHF	Swatch Group, AG	28,405,256
222,200	JPY	Toyota Motor Corp.	13,521,023
485,000	GBP	WPP, PLC	8,756,242
2,600,000	HKD	Wynn Macau, Ltd.	7,365,658

			142,892,106

		Consumer Staples (7.9%)
193,000	GBP	Coca-Cola HBC, AG#	5,002,753
618,100	BRL	Companhia de Bebidas das Americas	23,303,211
168,000	CHF	Nestlé, SA	11,370,686
94,000	GBP	SABMiller, PLC	4,607,481
160,000	SEK	Swedish Match, AB	5,984,216
1,360,000	HKD	Tsingtao Brewery Company, Ltd. - Class H	10,384,970
8,500,000	HKD	Want Want China Holdings, Ltd.	11,501,704

			72,155,021

		Energy (5.8%)
96,000	NOK	Fred Olsen Energy, ASA	4,631,855
393,148	NOK	Petroleum Geo-Services, ASA	5,283,675
272,000		Schlumberger, Ltd.~	22,121,760
118,000	EUR	Technip, SA	13,019,945
235,000	NOK	TGS Nopec Geophysical Company, ASA	7,537,251

			52,594,486

		Financials (12.5%)
2,100,000	GBP	Aberdeen Asset Management, PLC	12,291,252
1,530,000	HKD	AIA Group, Ltd.	7,242,007
780,000	SGD	DBS Group Holdings, Ltd.	10,235,882
25,400	CAD	Fairfax Financial Holdings, Ltd.	10,089,767
325,000	CHF	GAM Holding, Ltd.#	5,184,500
675,000	MXN	Grupo Financiero Banorte SAB de CV	4,257,873
3,000,000	GBP	Henderson Group, PLC	7,472,727
870,000	GBP	HSBC Holdings, PLC	9,877,504
157,958	GBP	Schroders, PLC	5,882,411
925,000	SGD	Singapore Exchange, Ltd.	5,545,920
480,000	GBP	Standard Chartered, PLC	11,132,989
380,000	SEK	Svenska Handelsbanken, AB - A Shares	17,239,155
876,000	HKD	Wharf Holdings, Ltd.	7,526,749

			113,978,736

		Health Care (17.7%)
404,000		Covidien, PLC	24,898,520
129,000	AUD	CSL, Ltd.	7,655,407

NUMBER OF SHARES			VALUE

8,872,000	MXN	Genomma Lab Internacional, SAB de CV#	$20,796,436
203,000		Jazz Pharmaceuticals, PLC#	15,328,530
1,125	JPY	M3, Inc.	3,096,554
204,000	CHF	Novartis, AG	14,664,913
204,864	DKK	Novo Nordisk, A/S - Class B	34,758,461
662,000		QIAGEN, NV#~	13,835,800
101,200	JPY	Sawai Pharmaceutical Company, Ltd.	12,254,709
765,000	INR	Sun Pharmaceutical Industries, Ltd.	7,104,964
765,000	INR	Sun Pharmaceutical Industries, Ltd.	7,112,154

			161,506,448

		Industrials (9.1%)
721,000	CHF	ABB, Ltd.#	15,895,120
86,000	EUR	Arcadis, NV	2,231,609
1,010,000	CAD	Bombardier, Inc. - Class B	4,877,422
113,400		Chicago Bridge & Iron Company, NV	6,756,372
139,600		Eaton Corp., PLC	9,625,420
475,000	BRL	Embraer, SA	4,039,275
335,000	GBP	Experian, PLC	6,281,599
9,100	CHF	Georg Fischer, AG#	4,760,250
496,000	EUR	Koninklijke Philips Electronics, NV	15,861,545
37,000	EUR	Krones, AG	3,123,093
43,500	EUR	Siemens, AG	4,777,659
90,000	EUR	Teleperformance	4,362,709

			82,592,073

		Information Technology (25.6%)
840,000	HKD	AAC Technologies Holdings, Inc.	3,908,617
421,500		Accenture, PLC - Class A	31,110,915
206,250	GBP	Aveva Group, PLC	7,544,697
63,000	CAD	Constellation Software, Inc.	9,192,075
44,000	EUR	Dassault Systemes, SA	5,784,054
385,000	INR	HCL Technologies Ltd.	5,935,041
245,000	SEK	Hexagon, AB	7,484,758
1,640,000	SEK	LM Ericsson Telephone Company	19,385,317
815,000	TWD	MediaTek, Inc.	9,783,991
103,000		NXP Semiconductor, NV#	3,362,950
8,700,000	TWD	Pegatron Corp.	12,843,842
16,008	KRW	Samsung Electronics Company, Ltd.	18,241,394
249,500	EUR	SAP, AG	18,281,232
359,000	KRW	SK Hynix, Inc.#	8,684,476
10,712,000	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	36,428,180
380,000	INR	Tata Consultancy Services, Ltd.	11,346,389
191,000		TE Connectivity, Ltd.	9,748,640
310,000	HKD	Tencent Holdings, Ltd.	14,033,085

			233,099,653

		Materials (3.1%)
51,600	CHF	Syngenta, AG	20,403,258
168,600	NOK	Yara International, ASA	7,566,360

			27,969,618

		Telecommunication Services (0.7%)
34,000	KRW	SK Telecom Company, Ltd.	6,661,652

See accompanying Notes to Schedule of Investments

Calamos International Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2013 (UNAUDITED)

NUMBER OF SHARES		VALUE

	TOTAL COMMON STOCKS (Cost $797,763,721)	$893,449,793

SHORT TERM INVESTMENT (2.9%)
25,924,094	Fidelity Prime Money Market Fund - Institutional Class (Cost $25,924,094)	25,924,094

TOTAL INVESTMENTS (101.0%) (Cost $823,687,815)		919,373,887

LIABILITIES, LESS OTHER ASSETS (-1.0%)		(9,047,449)

NET ASSETS (100.0%)		$910,326,438

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $701,829.

FOREIGN CURRENCY ABBREVIATIONS

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwanese Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars.

See accompanying Notes to Schedule of Investments

Calamos International Growth Fund

CURRENCY EXPOSURE JULY 31, 2013 (UNAUDITED)

	Value	% of Total Investments
US Dollar	$194,655,108	21.2%
Swiss Franc	124,357,054	13.5%
British Pound Sterling	83,885,473	9.1%
European Monetary Unit	76,104,161	8.3%
Hong Kong Dollar	68,590,321	7.5%
New Taiwanese Dollar	59,056,013	6.4%
Swedish Krona	50,093,446	5.4%
Danish Krone	34,758,461	3.8%
Japanese Yen	33,860,796	3.7%
South Korean Won	33,587,522	3.7%
Indian Rupee	31,498,548	3.4%
Canadian Dollar	28,073,839	3.1%
Brazilian Real	27,342,486	3.0%
Mexican Peso	25,054,309	2.7%
Norwegian Krone	25,019,141	2.7%
Singapore Dollar	15,781,802	1.7%
Australian Dollar	7,655,407	0.8%

Total Investments	$919,373,887	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

Calamos Evolving World Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2013 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

CONVERTIBLE BONDS (15.1%)
		Consumer Discretionary (0.9%)
3,213,000		MGM Resorts International 4.250%, 04/15/15	$3,766,793

		Energy (1.4%)
3,857,900	EUR	CGGVeritas 1.750%, 01/01/16	1,477,618
		Technip, SA
2,000,000	EUR	0.250%, 01/01/17	2,915,295
1,140,000	EUR	0.500%, 01/01/16	1,494,254

			5,887,167

		Financials (3.0%)
4,200,000		National Bank of Abu Dhabi 1.000%, 03/12/18	4,441,696
5,000,000	SGD	Temasek Financial, Ltd. (Standard Chartered, PLC)§ 0.000%, 10/24/14	4,079,903
34,000,000	HKD	Wharf Holdings, Ltd. 2.300%, 06/07/14	4,492,361

			13,013,960

		Industrials (2.0%)
2,800,000	EUR	Deutsche Post, AG 0.600%, 12/06/19	4,499,978
4,000,000		Siemens, AG 1.050%, 08/16/17	4,248,159

			8,748,137

		Information Technology (3.3%)
60,000,000	TWD	Catcher Technology Company, Ltd. 0.000%, 04/27/16	2,066,930
8,600,000		Pegatron Corp. 0.000%, 02/06/17	10,087,039
1,800,000		SK Hynix, Inc. 2.650%, 05/14/15	1,958,503

			14,112,472

		Materials (2.5%)
5,500,000		Cemex SAB de CV 4.875%, 03/15/15	6,621,588
4,000,000		Glencore Finance Europe, SA 5.000%, 12/31/14	4,381,384

			11,002,972

		Telecommunication Services (2.0%)
4,300,000		Billion Express Investments, Ltd. 0.750%, 10/18/15	4,413,778
3,100,000		SK Telecom Company, Ltd. 1.750%, 04/07/14	4,392,648

			8,806,426

		TOTAL CONVERTIBLE BONDS (Cost $64,765,831)	65,337,927

NUMBER OF SHARES			VALUE

COMMON STOCKS (81.1%)
		Consumer Discretionary (8.8%)
69,000	CHF	Compagnie Financière Richemont, SA	$6,749,760
165,000	BRL	Estacio Participacoes, SA	1,274,377
896,000	HKD	MGM China Holdings, Ltd.	2,581,856
44,000	ZAR	Naspers, Ltd.	3,679,810
665,000	HKD	Sands China, Ltd.	3,594,182
11,400	CHF	Swatch Group, AG	6,774,475
50,000	JPY	Toyota Motor Corp.	3,042,535
56,000		Tupperware Brands Corp.	4,719,680
130,000	GBP	WPP, PLC	2,347,034
1,150,000	HKD	Wynn Macau, Ltd.	3,257,887

			38,021,596

		Consumer Staples (13.2%)
1,127,000	HKD	Biostime International Holdings, Ltd.	5,437,529
117,000	GBP	Coca-Cola HBC, AG#	3,032,757
351,900	BRL	Companhia de Bebidas das Americas	13,267,109
1,580,000	INR	ITC, Ltd.	8,883,097
21,200	INR	Nestlé India, Ltd.	1,845,858
55,000	CHF	Nestlé, SA	3,722,546
23,000		Philip Morris International, Inc.	2,051,140
2,799,379	PHP	Puregold Price Club, Inc.	2,639,318
1,136,000	HKD	Tsingtao Brewery Company, Ltd. - Class H	8,674,505
5,660,000	HKD	Want Want China Holdings, Ltd.	7,658,781

			57,212,640

		Energy (7.2%)
48,000		Anadarko Petroleum Corp.	4,248,960
6,750,000	HKD	Anton Oilfield Services Group/Hong Kong	4,198,005
3,100,000	HKD	CNOOC, Ltd.	5,602,719
43,000		Occidental Petroleum Corp.	3,829,150
196,000	NOK	Petroleum Geo-Services, ASA	2,634,123
35,000	ZAR	Sasol, Ltd.	1,608,059
112,000		Schlumberger, Ltd.	9,108,960

			31,229,976

		Financials (11.1%)
1,000,000	HKD	AIA Group, Ltd.	4,733,338
95,000		Citigroup, Inc.~	4,953,300
575,000	ZAR	Coronation Fund Managers, Ltd.	3,823,961
1,175,000	MXN	Grupo Financiero Banorte SAB de CV	7,411,853
580,000	HKD	HSBC Holdings, PLC	6,563,617
131,500	INR	ICICI Bank, Ltd.	1,965,524
293,500		Itau Unibanco Holding, SA	3,742,125
298,000	THB	Kasikornbank PCL	1,780,778
175,000	GBP	Standard Chartered, PLC	4,058,902
415,000	TRY	Turkiye Garanti Bankasi AS	1,619,580
5,400,000	HKD	Value Partners Group, Ltd.	2,989,964
505,000	HKD	Wharf Holdings, Ltd.	4,339,051

			47,981,993

		Health Care (8.7%)
4,803,000	MXN	Genomma Lab Internacional, SAB de CV#	11,258,485
322,941	INR	Glenmark Pharmaceuticals, Ltd.	3,067,287

See accompanying Notes to Schedule of Investments

Calamos Evolving World Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2013 (UNAUDITED)

NUMBER OF SHARES			VALUE

107,000		Mindray Medical International, Ltd.	$4,381,650
54,200	DKK	Novo Nordisk, A/S - Class B	9,195,899
3,400,000	HKD	Sino Biopharmaceutical, Ltd.	2,470,570
780,000	INR	Sun Pharmaceutical Industries, Ltd.	7,247,942

			37,621,833

		Industrials (4.7%)
290,000	CHF	ABB, Ltd.#	6,393,321
225,000	BRL	Embraer, SA	1,913,341
334,000	HKD	Hutchison Whampoa, Ltd.	3,767,227
137,000	EUR	Koninklijke Philips, NV	4,381,112
862,500	TRY	Turk Hava Yollari	3,621,835

			20,076,836

		Information Technology (23.4%)
414,000	HKD	AAC Technologies Holdings, Inc.	1,926,390
21,100		Apple, Inc.~	9,547,750
410,000	TWD	Catcher Technology Company, Ltd.	1,773,004
870,000	TWD	Chipbond Technology Corp.	1,916,379
170,000	INR	HCL Technologies Ltd.	2,620,667
76,000	TWD	Largan Precision Company, Ltd.	2,639,351
941,000	TWD	MediaTek, Inc.	11,296,608
480,000	TWD	Novatek Microelectronics Corp.	2,121,615
68,500		QUALCOMM, Inc.	4,421,675
14,008	KRW	Samsung Electronics Company, Ltd.	15,962,359
42,000		SINA Corp.#	2,896,740
241,000	KRW	SK Hynix, Inc.#	5,829,968
1,515,000	CLP	Sonda, SA	3,947,816
5,326,649	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	18,114,276
127,000	INR	Tata Consultancy Services, Ltd.	3,792,083
277,000	HKD	Tencent Holdings, Ltd.	12,539,241

			101,345,922

		Materials (2.2%)
925,000	MXN	Grupo Mexico SAB de CV	2,839,580
10,400	CHF	Syngenta, AG	4,112,285
195,000		Vale, SA	2,675,400

			9,627,265

		Telecommunication Services (1.8%)
38,400	KRW	SK Telecom Company, Ltd.	7,523,748

		TOTAL COMMON STOCKS (Cost $333,303,897)	350,641,809

NUMBER OF SHARES		VALUE

SHORT TERM INVESTMENT (1.0%)
4,399,712	Fidelity Prime Money Market Fund - Institutional Class (Cost $4,399,712)	$4,399,712

TOTAL INVESTMENTS (97.2%) (Cost $402,469,440)		420,379,448

OTHER ASSETS, LESS LIABILITIES (2.8%)		12,046,721

NET ASSETS (100.0%)		$432,426,169

NOTES TO SCHEDULE OF INVESTMENTS

§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $580,411.

FOREIGN CURRENCY ABBREVIATIONS

BRL	Brazilian Real
CHF	Swiss Franc
CLP	Chilean Peso
DKK	Danish Krone
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
PHP	Philippine Peso
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
ZAR	South African Rand

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency.

See accompanying Notes to Schedule of Investments

Calamos Evolving World Growth Fund

CURRENCY EXPOSURE JULY 31, 2013 (UNAUDITED)

	Value	% of Total Investments
US Dollar	$105,287,830	25.1%
Hong Kong Dollar	84,827,223	20.2%
New Taiwanese Dollar	39,928,163	9.5%
Indian Rupee	29,422,458	7.0%
South Korean Won	29,316,075	7.0%
Swiss Franc	27,752,387	6.6%
Mexican Peso	21,509,918	5.1%
Brazilian Real	16,454,827	3.9%
European Monetary Unit	14,768,257	3.5%
British Pound Sterling	9,438,693	2.2%
Danish Krone	9,195,899	2.2%
South African Rand	9,111,830	2.2%
Turkish Lira	5,241,415	1.3%
Singapore Dollar	4,079,903	1.0%
Chilean Peso	3,947,816	0.9%
Japanese Yen	3,042,535	0.7%
Philippine Peso	2,639,318	0.6%
Norwegian Krone	2,634,123	0.6%
Thai Baht	1,780,778	0.4%

Total Investments	$420,379,448	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

Calamos Global Equity Fund

SCHEDULE OF INVESTMENTS JULY 31, 2013 (UNAUDITED)

NUMBER OF SHARES			VALUE

COMMON STOCKS (99.1%)
		Consumer Discretionary (18.8%)
36,600		Amazon.com, Inc.#	$11,024,652
23,000		CBS Corp. - Class B	1,215,320
81,200	CHF	Compagnie Financière Richemont, SA	7,943,196
17,000		Deckers Outdoor Corp.#	932,110
46,000		Delphi Automotive, PLC	2,471,120
51,000	CAD	Linamar Corp.	1,584,471
856,000	HKD	MGM China Holdings, Ltd.	2,466,594
161,000		Michael Kors Holdings, Ltd.#	10,841,740
13,000	EUR	Publicis Groupe, SA	1,048,787
155,000	JPY	Rakuten, Inc.	2,089,781
33,200		Signet Jewelers, Ltd.	2,427,252
56,000		Starbucks Corp.	3,989,440
13,550	CHF	Swatch Group, AG	8,052,118
18,000		Time Warner, Inc.	1,120,680
75,000		TJX Companies, Inc.	3,903,000
59,100	JPY	Toyota Motor Corp.	3,596,276
25,000		Tupperware Brands Corp.	2,107,000
34,000		Twenty First Century Fox~	1,019,660
125,000	GBP	WPP, PLC	2,256,763
705,000	HKD	Wynn Macau, Ltd.	1,997,226

			72,087,186

		Consumer Staples (4.8%)
107,000		Coca-Cola Company	4,288,560
75,000	GBP	Coca-Cola HBC, AG#	1,944,075
207,000	BRL	Companhia de Bebidas das Americas	7,804,182
11,000		Costco Wholesale Corp.	1,290,190
32,000		Philip Morris International, Inc.	2,853,760

			18,180,767

		Energy (8.8%)
22,000		Anadarko Petroleum Corp.	1,947,440
34,000		Cameron International Corp.#	2,016,200
47,000		EOG Resources, Inc.	6,838,030
63,000		EPL Oil & Gas, Inc.#	2,026,080
51,000		Occidental Petroleum Corp.	4,541,550
159,193	NOK	Petroleum Geo-Services, ASA	2,139,459
107,800		Schlumberger, Ltd.	8,767,374
29,150	EUR	Technip, SA	3,216,368
66,000	NOK	TGS Nopec Geophysical Company, ASA	2,116,845

			33,609,346

		Financials (13.8%)
395,000	HKD	AIA Group, Ltd.	1,869,669
120,000		Blackstone Group, LP	2,706,000
41,000		Citigroup, Inc.	2,137,740
225,000	SGD	DBS Group Holdings, Ltd.	2,952,658
6,000	CAD	Fairfax Financial Holdings, Ltd.	2,383,410
121,800		Franklin Resources, Inc.	5,953,584
265,000	MXN	Grupo Financiero Banorte SAB de CV	1,671,609
775,000	GBP	Henderson Group, PLC	1,930,455
360,000	GBP	HSBC Holdings, PLC	4,087,243
35,000		JPMorgan Chase & Company	1,950,550
62,832	GBP	Schroders, PLC	2,339,886
341,000	SGD	Singapore Exchange, Ltd.	2,044,496
119,000	GBP	Standard Chartered, PLC	2,760,053

NUMBER OF SHARES			VALUE

98,000	SEK	Svenska Handelsbanken, AB - A Shares	$4,445,887
94,900		T. Rowe Price Group, Inc.	7,140,276
52,000		Waddell & Reed Financial, Inc.	2,655,120
44,000		Wells Fargo & Company	1,914,000
234,000	HKD	Wharf Holdings, Ltd.	2,010,570

			52,953,206

		Health Care (13.4%)
74,800		Amgen, Inc.	8,100,092
92,200		Covidien, PLC	5,682,286
2,412,000	MXN	Genomma Lab Internacional, SAB de CV#	5,653,855
114,000		Gilead Sciences, Inc.#	7,005,300
55,000		Jazz Pharmaceuticals, PLC#	4,153,050
62,000		Johnson & Johnson	5,797,000
77,700	DKK	Novo Nordisk, A/S - Class B	13,183,050
24,000		Varian Medical Systems, Inc.#	1,740,000

			51,314,633

		Industrials (5.8%)
241,500	CHF	ABB, Ltd.#	5,324,093
215,000	CAD	Bombardier, Inc. - Class B	1,038,263
62,600		Chicago Bridge & Iron Company, NV	3,729,708
13,000		Dover Corp.	1,113,320
61,300		Eaton Corp., PLC	4,226,635
11,200		Genesee & Wyoming Inc- Class A#	1,004,192
148,000	EUR	Koninklijke Philips Electronics, NV	4,732,881
11,000		United Technologies Corp.	1,161,270

			22,330,362

		Information Technology (32.0%)
122,300		Accenture, PLC - Class A	9,026,963
41,775		Apple, Inc.~	18,903,187
80,625	GBP	Aveva Group, PLC	2,949,291
151,000		eBay, Inc.#	7,805,190
101,000		Facebook, Inc.#	3,719,830
19,745		Google, Inc.#~	17,525,662
67,000	SEK	Hexagon, AB	2,046,852
8,300		LinkedIn Corp. - Class A#	1,691,457
415,000	SEK	LM Ericsson Telephone Company	4,905,431
10,100		MasterCard, Inc. - Class A	6,167,161
205,000	TWD	MediaTek, Inc.	2,461,004
94,200		QUALCOMM, Inc.	6,080,610
104,000		Salesforce.com, Inc.#	4,550,000
3,918	KRW	Samsung Electronics Company, Ltd.	4,464,629
44,000		SanDisk Corp.#	2,425,280
79,700	EUR	SAP, AG	5,839,736
78,000	KRW	SK Hynix, Inc.#	1,886,878
3,530,000	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	12,004,432
49,000		TE Connectivity, Ltd.	2,500,960
60,000	HKD	Tencent Holdings, Ltd.	2,716,081
35,000		Vantiv Inc- Class A#	913,150
24,000		VMware, Inc. - Class A#	1,972,560

			122,556,344

		Materials (1.0%)
9,100	CHF	Syngenta, AG	3,598,249

See accompanying Notes to Schedule of Investments

Calamos Global Equity Fund

SCHEDULE OF INVESTMENTS JULY 31, 2013 (UNAUDITED)

NUMBER OF SHARES			VALUE

		Telecommunication Services (0.7%)
14,000	KRW	SK Telecom Company, Ltd.	$2,743,033

		TOTAL COMMON STOCKS (Cost $334,938,952)	379,373,126

SHORT TERM INVESTMENT (0.1%)
388,067		Fidelity Prime Money Market Fund - Institutional Class (Cost $388,067)	388,067

TOTAL INVESTMENTS (99.2%) (Cost $335,327,019)			379,761,193

OTHER ASSETS, LESS LIABILITIES (0.8%)			3,221,833

NET ASSETS (100.0%)			$382,983,026

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $597,705.

FOREIGN CURRENCY ABBREVIATIONS

BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwanese Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars.

See accompanying Notes to Schedule of Investments

Calamos Global Equity Fund

CURRENCY EXPOSURE JULY 31, 2013 (UNAUDITED)

	Value	% of Total Investments
US Dollar	$227,461,358	59.9%
Swiss Franc	24,917,656	6.6%
British Pound Sterling	18,267,766	4.8%
European Monetary Unit	14,837,772	3.9%
New Taiwanese Dollar	14,465,436	3.8%
Danish Krone	13,183,050	3.5%
Swedish Krona	11,398,170	3.0%
Hong Kong Dollar	11,060,140	2.9%
South Korean Won	9,094,540	2.4%
Brazilian Real	7,804,182	2.1%
Mexican Peso	7,325,464	1.9%
Japanese Yen	5,686,057	1.5%
Canadian Dollar	5,006,144	1.3%
Singapore Dollar	4,997,154	1.3%
Norwegian Krone	4,256,304	1.1%

Total Investments	$379,761,193	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2013 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

CONVERTIBLE BONDS (34.2%)
		Consumer Discretionary (6.3%)
19,970,000		Iconix Brand Group, Inc.* 1.500%, 03/15/18	$24,165,497
		Jarden Corp.*
10,780,000		1.875%, 09/15/18	12,737,971
9,275,000		1.500%, 06/15/19	9,499,501
38,195,000		Liberty Interactive, LLC (Time Warner Cable, Inc., Time Warner, Inc.)*§ 0.750%, 03/30/43	43,197,208
8,200,000		MGM Resorts International 4.250%, 04/15/15	9,613,352
47,500,000		Priceline.com, Inc. 1.000%, 03/15/18	56,920,913
		Ryland Group, Inc.
21,879,000		0.250%, 06/01/19	20,190,379
6,000,000		1.625%, 05/15/18	8,575,260
21,504,000		Shutterfly, Inc.* 0.250%, 05/15/18	23,173,571
9,300,000		Tesla Motors, Inc. 1.500%, 06/01/18	12,086,466

			220,160,118

		Consumer Staples (0.6%)
14,000,000	EUR	Marine Harvest, ASA 2.375%, 05/08/18	18,540,600

		Energy (3.6%)
65,403,700	EUR	CGGVeritas 1.750%, 01/01/16	25,050,334
7,000,000		Exterran Holdings, Inc. 4.250%, 06/15/14	9,959,005
23,500,000		Helix Energy Solutions Group, Inc. 3.250%, 03/15/32	31,346,063
22,250,000		Hornbeck Offshore Services, Inc.* 1.500%, 09/01/19	26,906,814
		Technip, SA
19,005,900	EUR	0.250%, 01/01/17	27,703,898
4,298,700	EUR	0.500%, 01/01/16	5,634,518

			126,600,632

		Financials (3.7%)
12,417,000		Amtrust Financial Services, Inc. 5.500%, 12/15/21	19,331,282
20,550,000		Ares Capital Corp. 5.750%, 02/01/16	22,396,212
9,865,000		FXCM, Inc.* 2.250%, 06/15/18	10,706,238
11,650,000	EUR	Industrivarden, AB 2.500%, 02/27/15	19,614,520
12,400,000		Leucadia National Corp. 3.750%, 04/15/14	15,962,706
27,500,000	SGD	Temasek Financial, Ltd. (Standard Chartered, PLC)§ 0.000%, 10/24/14	22,439,466
17,800,000		Walter Investment Management Corp. 4.500%, 11/01/19	19,073,946

			129,524,370

PRINCIPAL AMOUNT		VALUE

	Health Care (7.4%)
13,400,000	Gilead Sciences, Inc. 1.625%, 05/01/16	$36,335,373
9,675,000	Healthways, Inc.* 1.500%, 07/01/18	10,204,658
33,500,000	Hologic, Inc.‡ 2.000%, 12/15/37	39,710,397
17,000,000	Illumina, Inc.* 0.250%, 03/15/16	19,281,145
8,100,000	Insulet Corp. 3.750%, 06/15/16	10,702,692
13,400,000	Medicines Company* 1.375%, 06/01/17	17,046,877
9,500,000	Merrimack Pharmaceuticals, Inc. 4.500%, 07/15/20	9,853,258
25,470,000	Molina Healthcare, Inc.* 1.125%, 01/15/20	28,025,915
3,725,000	Pacira Pharmaceuticals, Inc.* 3.250%, 02/01/19	5,831,301
23,500,000	Salix Pharmaceuticals, Ltd. 1.500%, 03/15/19	30,327,808
9,635,000	Vivus, Inc.* 4.500%, 05/01/20	11,123,559
31,500,000	WellPoint, Inc.* 2.750%, 10/15/42	41,244,997

		259,687,980

	Industrials (3.3%)
25,800,000	AGCO Corp. 1.250%, 12/15/36	35,750,673
14,250,000	Air Lease Corp. 3.875%, 12/01/18	17,930,348
58,000,000	Siemens, AG 1.050%, 08/16/17	61,598,305

		115,279,326

	Information Technology (7.8%)
20,900,000	Concur Technologies, Inc.* 0.500%, 06/15/18	21,897,243
8,785,000	Cornerstone OnDemand, Inc.* 1.500%, 07/01/18	9,390,726
11,601,000	Electronic Arts, Inc. 0.750%, 07/15/16	12,716,262
7,700,000	Ixia 3.000%, 12/15/15	8,490,482
29,000,000	Lam Research Corp. 0.500%, 05/15/16	32,749,990
17,000,000	Linear Technology Corp. 3.000%, 05/01/27	18,498,720
20,990,000	Netsuite, Inc.* 0.250%, 06/01/18	21,961,732
33,000,000	Nuance Communications, Inc. 2.750%, 08/15/27	38,144,370
18,500,000	Salesforce.com, Inc.* 0.250%, 04/01/18	18,448,662
47,000,000	SanDisk Corp. 1.500%, 08/15/17	59,297,785
10,000,000	Take-Two Interactive Software, Inc. 1.750%, 12/01/16	11,770,450
	Workday, Inc.*
14,335,000	0.750%, 07/15/18	15,106,295
4,220,000	1.500%, 07/15/20	4,449,273

		272,921,990

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2013 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Materials (1.5%)
15,000,000	Glencore Finance Europe, SA 5.000%, 12/31/14	$16,430,191
16,880,000	RTI International Metals, Inc. 1.625%, 10/15/19	17,220,385
17,500,000	Steel Dynamics, Inc. 5.125%, 06/15/14	18,979,362

		52,629,938

	TOTAL CONVERTIBLE BONDS (Cost $1,104,535,817)	1,195,344,954

SYNTHETIC CONVERTIBLE SECURITIES (5.9%)
Corporate Bonds (4.9%)
	Consumer Discretionary (2.5%)
	DISH Network Corp.
12,500,000	5.875%, 07/15/22	12,484,375
10,030,000	5.125%, 05/01/20*	9,898,356
23,500,000	Expedia, Inc. 5.950%, 08/15/20	24,768,765
11,000,000	Hanesbrands, Inc. 6.375%, 12/15/20	12,106,875
23,000,000	L Brands, Inc. 5.625%, 02/15/22	23,862,500
3,040,000	PVH Corp. 4.500%, 12/15/22	2,975,400

		86,096,271

	Energy (1.0%)
3,794,000	EPL Oil & Gas, Inc. 8.250%, 02/15/18	4,012,155
	Oil States International, Inc.
18,369,000	6.500%, 06/01/19	19,735,194
9,140,000	5.125%, 01/15/23*	10,145,400

		33,892,749

	Financials (0.3%)
12,000,000	Neuberger Berman Group LLC* 5.875%, 03/15/22	12,540,000

	Health Care (0.3%)
10,750,000	Endo Health Solutions, Inc. 7.000%, 07/15/19	11,327,813

	Industrials (0.3%)
9,941,000	Actuant Corp. 5.625%, 06/15/22	10,090,115

	Information Technology (0.5%)
7,185,000	Anixter, Inc. 5.625%, 05/01/19	7,526,288
11,415,000	Brocade Communications Systems, Inc.* 4.625%, 01/15/23	10,808,578

		18,334,866

	TOTAL CORPORATE BONDS	172,281,814

NUMBER OF CONTRACTS		VALUE

Purchased Options (1.0%) #
	Consumer Discretionary (0.5%)
7,200	Las Vegas Sands Corp. Call, 01/17/15, Strike $55.00	$5,526,000
4,100	Michael Kors Holdings, Ltd. Call, 01/17/15, Strike $65.00	5,699,000
3,635	Under Armour, Inc. Call, 01/17/15, Strike $62.50	4,525,575

		15,750,575

	Energy (0.2%)
	Continental Resources, Inc.
1,980	Call, 01/17/15, Strike $95.00	2,772,000
1,980	Call, 01/17/15, Strike $90.00	3,296,700

		6,068,700

	Health Care (0.1%)
544	Regeneron Pharmaceuticals, Inc. Call, 01/17/15, Strike $250.00	4,425,440

	Information Technology (0.2%)
6,300	Salesforce.com, Inc. Call, 01/18/14, Strike $42.50	3,118,500
20,270	Taiwan Semiconductor Manufacturing Company, Ltd. Call, 01/17/15, Strike $17.50	4,307,375

		7,425,875

	TOTAL PURCHASED OPTIONS	33,670,590

	TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $204,432,660)	205,952,404

NUMBER OF SHARES		VALUE
CONVERTIBLE PREFERRED STOCKS (10.3%)
	Energy (2.5%)
81,000	Chesapeake Energy Corp.* 5.750%	87,909,375

	Financials (3.0%)
690,000	Affiliated Managers Group, Inc. 5.150%	39,761,250
420,000	MetLife, Inc. 5.000%	23,965,200
35,200	Wells Fargo & Company 7.500%	40,937,600

		104,664,050

	Industrials (3.7%)
150,000	Genesee & Wyoming, Inc. 5.000%	18,673,500
1,700,000	United Technologies Corp. 7.500%	109,021,000

		127,694,500

	Utilities (1.1%)
380,000	NextEra Energy, Inc. 5.889%	22,089,400

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2013 (UNAUDITED)

NUMBER OF SHARES		VALUE

325,000	PPL Corp. 8.750%	$17,706,000

		39,795,400

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $305,688,365)	360,063,325

COMMON STOCKS (47.9%)
	Consumer Discretionary (3.4%)
230,000	Amazon.com, Inc.#	69,280,600
380,000	Home Depot, Inc.	30,031,400
230,000	Tupperware Brands Corp.	19,384,400

		118,696,400

	Consumer Staples (9.0%)
2,600,000	Coca-Cola Company	104,208,000
890,000	Companhia de Bebidas das Americas	33,624,200
520,000	ConAgra Foods, Inc.	18,829,200
260,000	Costco Wholesale Corp.	30,495,400
285,000	Kellogg Company	18,878,400
425,000	Lorillard, Inc.	18,075,250
480,000	Philip Morris International, Inc.	42,806,400
350,000	Wal-Mart Stores, Inc.	27,279,000
415,000	Walgreen Company	20,853,750

		315,049,600

	Energy (6.2%)
200,000	Anadarko Petroleum Corp.	17,704,000
310,000	EOG Resources, Inc.	45,101,900
425,000	National Oilwell Varco, Inc.	29,822,250
480,000	Occidental Petroleum Corp.	42,744,000
990,000	Schlumberger, Ltd.	80,516,700

		215,888,850

	Financials (7.9%)
675,000	Citigroup, Inc.	35,194,500
750,000	Franklin Resources, Inc.	36,660,000
130,000	Goldman Sachs Group, Inc.	21,323,900
1,000,000	JPMorgan Chase & Company	55,730,000
960,000	T. Rowe Price Group, Inc.	72,230,400
1,250,000	Wells Fargo & Company	54,375,000

		275,513,800

	Health Care (4.3%)
160,000	Celgene Corp.#	23,497,600
925,000	Johnson & Johnson	86,487,500
840,000	Merck & Company, Inc.	40,462,800

		150,447,900

	Industrials (4.1%)
385,000	Caterpillar, Inc.	31,920,350
765,000	Dover Corp.	65,514,600
650,000	Eaton Corp., PLC	44,817,500

		142,252,450

	Information Technology (13.0%)
980,000	Accenture, PLC - Class A	72,333,800
275,000	Apple, Inc.	124,437,500
1,400,000	Cisco Systems, Inc.	35,770,000
1,000,000	eBay, Inc.#	51,690,000
75,000	MasterCard, Inc. - Class A	45,795,750

NUMBER OF SHARES			VALUE

1,600,000		Oracle Corp.	$51,760,000
840,000		QUALCOMM, Inc.	54,222,000
17,136	KRW	Samsung Electronics Company, Ltd.	19,526,769

			455,535,819

		TOTAL COMMON STOCKS (Cost $1,338,981,083)	1,673,384,819

SHORT TERM INVESTMENT (1.5%)
54,268,811		Fidelity Prime Money Market Fund - Institutional Class (Cost $54,268,811)	54,268,811

TOTAL INVESTMENTS (99.8%) (Cost $3,007,906,736)			3,489,014,313

OTHER ASSETS, LESS LIABILITIES (0.2%)			6,029,139

NET ASSETS (100.0%)			$3,495,043,452

NUMBER OF CONTRACTS			VALUE
WRITTEN OPTIONS (0.0%)#
		Consumer Discretionary (0.0%)
560		Tesla Motors, Inc. Call, 08/17/13, Strike $130.00	(652,400)

		Information Technology (0.0%)
6,270		Taiwan Semiconductor Manufacturing Company, Ltd. Call, 01/17/15, Strike $22.50	(423,225)

		TOTAL WRITTEN OPTIONS (Premium $894,835)	(1,075,625)

FORWARD FOREIGN CURRENCY CONTRACTS
COUNTER PARTY	SHORT CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
Barclays Bank PLC	Brazilian Real	10/17/13	66,452,000	$28,662,590	$108,246
Northern Trust Company	British Pound Sterling	10/17/13	16,839,000	25,603,843	(165,149)
Northern Trust Company	European Monetary Unit	10/17/13	72,789,000	96,860,837	(2,150,158)
Barclays Bank PLC	Norwegian Krone	10/17/13	216,656,000	36,662,070	(1,117,498)
Northern Trust Company	South Korean Won	10/17/13	42,292,929,000	37,496,073	(56,775)
Barclays Bank PLC	Swedish Krona	10/17/13	106,232,000	16,270,701	(410,563)

					$(3,791,897)

COUNTER PARTY	LONG CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
Northern Trust Company	Norwegian Krone	10/17/13	153,622,000	$25,995,590	$318,188

					$318,188

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2013 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
‡	Variable rate or step bond security. The rate shown is the rate in effect at July 31, 2013.
#	Non-income producing security.

FOREIGN CURRENCY ABBREVIATIONS

EUR	European Monetary Unit
KRW	South Korean Won
SGD	Singapore Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Global Growth and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2013 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

CONVERTIBLE BONDS (33.9%)
		Consumer Discretionary (2.8%)
132,000		Iconix Brand Group, Inc. 2.500%, 06/01/16	$161,174
1,950,000		Liberty Interactive, LLC (Time Warner Cable, Inc., Time Warner, Inc.)§* 0.750%, 03/30/43	2,205,382
711,000		MGM Resorts International 4.250%, 04/15/15	833,548
9,500,000		Priceline.com, Inc. 1.000%, 03/15/18	11,384,182
3,700,000		Shutterfly, Inc.* 0.250%, 05/15/18	3,987,268

			18,571,554

		Consumer Staples (3.0%)
710,000,000	JPY	Asahi Group Holdings, Ltd. 0.000%, 05/26/28	9,191,851
5,400,000	EUR	Marine Harvest, ASA 2.375%, 05/08/18	7,151,374
240,000,000	JPY	Unicharm Corp. 0.000%, 09/24/15	3,303,650

			19,646,875

		Energy (2.4%)
2,970,000		SEACOR Holdings, Inc.* 2.500%, 12/15/27	3,536,661
		Technip, SA
5,641,200	EUR	0.250%, 01/01/17	8,222,880
3,221,100	EUR	0.500%, 01/01/16	4,222,055

			15,981,596

		Financials (7.3%)
7,900,000		Affiliated Managers Group, Inc. 3.950%, 08/15/38	11,301,582
		Industrivarden, AB
6,900,000	EUR	1.875%, 02/27/17	9,964,804
2,400,000	EUR	2.500%, 02/27/15	4,040,760
1,337,000		Jefferies Group, Inc. 3.875%, 11/01/29	1,417,066
2,280,000		Leucadia National Corp. 3.750%, 04/15/14	2,935,078
23,000,000	SGD	Temasek Financial, Ltd. (Standard Chartered, PLC)§ 0.000%, 10/24/14	18,767,553

			48,426,843

		Health Care (4.9%)
60,000,000	SEK	Elekta, AB 2.750%, 04/25/17	12,256,730
2,725,000		Illumina, Inc.* 0.250%, 03/15/16	3,090,654
885,000		Molina Healthcare, Inc.* 1.125%, 01/15/20	973,810
4,300,000		QIAGEN Euro Finance (Luxembourg), SA 3.250%, 05/16/26	5,300,481
550,000,000	JPY	Sawai Pharmaceutical Company, Ltd. 0.000%, 09/17/15	7,280,242

PRINCIPAL AMOUNT			VALUE

2,950,000		WellPoint, Inc.* 2.750%, 10/15/42	$3,862,627

			32,764,544

		Industrials (6.1%)
13,300,000	EUR	Deutsche Post, AG 0.600%, 12/06/19	21,374,896
2,800,000	EUR	International Consolidated Airlines Group, SA 1.750%, 05/31/18	4,074,359
12,750,000		Siemens, AG 1.050%, 08/16/17	13,541,007
1,450,000		Trinity Industries, Inc. 3.875%, 06/01/36	1,691,207

			40,681,469

		Information Technology (5.6%)
1,600,000		Concur Technologies, Inc.* 0.500%, 06/15/18	1,676,344
2,568,000		Electronic Arts, Inc. 0.750%, 07/15/16	2,814,875
3,250,000		Netsuite, Inc.* 0.250%, 06/01/18	3,400,459
7,000,000		Pegatron Corp. 0.000%, 02/06/17	8,210,380
6,650,000		SanDisk Corp. 1.500%, 08/15/17	8,390,006
8,700,000		SK Hynix, Inc. 2.650%, 05/14/15	9,466,100
		Workday, Inc.*
2,300,000		0.750%, 07/15/18	2,423,751
1,100,000		1.500%, 07/15/20	1,159,763

			37,541,678

		Materials (0.5%)
2,300,000	EUR	Buzzi Unicem S.p.A. 1.375%, 07/17/19	3,065,855

		Telecommunication Services (1.3%)
220,000,000	JPY	KDDI Corp. 0.000%, 12/14/15	4,248,847
3,175,000		SK Telecom Company, Ltd. 1.750%, 04/07/14	4,498,922

			8,747,769

		TOTAL CONVERTIBLE BONDS (Cost $212,991,033)	225,428,183

SYNTHETIC CONVERTIBLE SECURITIES (8.0%)
Corporate Bonds (0.7%)
		Consumer Discretionary (0.7%)
4,400,000		L Brands, Inc. 5.625%, 02/15/22	4,565,000

Sovereign Bonds (6.2%)
		Government of Canada
7,600,000	CAD	2.000%, 12/01/14	7,484,753
3,100,000	CAD	2.000%, 06/01/16	3,075,824
		Government of Singapore
7,800,000	SGD	1.375%, 10/01/14	6,221,986
4,404,000	SGD	1.125%, 04/01/16	3,545,205

See accompanying Notes to Schedule of Investments

Calamos Global Growth and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2013 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

54,000,000	NOK	Kingdom of Norway 4.250%, 05/19/17	$9,998,953
65,000,000	SEK	Kingdom of Sweden 3.000%, 07/12/16	10,497,887

		TOTAL SOVEREIGN BONDS	40,824,608

NUMBER OF CONTRACTS			VALUE
Purchased Options (1.1%)#
		Consumer Discretionary (0.5%)
485	EUR	Adidas, AG Call, 12/19/14, Strike $84.00	629,089
970		Las Vegas Sands Corp. Call, 01/17/15, Strike $55.00	744,475
775		Michael Kors Holdings, Ltd. Call, 01/17/15, Strike $65.00	1,077,250
725		Under Armour, Inc. Call, 01/17/15, Strike $62.50	902,625

			3,353,439

		Health Care (0.3%)
820		Gilead Sciences, Inc. Call, 01/17/15, Strike $52.50	1,201,300
102		Regeneron Pharmaceuticals, Inc. Call, 01/17/15, Strike $250.00	829,770

			2,031,070

		Information Technology (0.3%)
85		Google, Inc. Call, 01/17/15, Strike $900.00	825,350
1,440		Salesforce.com, Inc. Call, 01/17/15, Strike $42.50	1,198,800

			2,024,150

		TOTAL PURCHASED OPTIONS	7,408,659

		TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $51,332,948)	52,798,267

NUMBER OF SHARES			VALUE
CONVERTIBLE PREFERRED STOCKS (5.7%)
		Energy (3.0%)
18,188		Chesapeake Energy Corp.* 5.750%	20,045,450

		Financials (0.8%)
40,000		MetLife, Inc. 5.000%	2,282,400
2,780		Wells Fargo & Company 7.500%	3,233,140

			5,515,540

		Industrials (0.3%)
13,500		Genesee & Wyoming, Inc. 5.000%	1,680,615

		Utilities (1.6%)
143,000		NextEra Energy, Inc. 5.599%	8,408,400

NUMBER OF SHARES			VALUE

46,000		PPL Corp. 8.750%	$2,506,080

			10,914,480

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $33,670,042)	38,156,085

COMMON STOCKS (51.6%)
		Consumer Discretionary (4.1%)
49,700	CHF	Compagnie Financière Richemont, SA	4,861,784
21,550	CHF	Swatch Group, AG	12,806,135
97,800	JPY	Toyota Motor Corp.	5,951,197
205,000	GBP	WPP, PLC	3,701,092

			27,320,208

		Consumer Staples (4.6%)
500,000		Coca-Cola Company	20,040,000
79,800		Philip Morris International, Inc.	7,116,564
95,000	SEK	Swedish Match, AB	3,553,129

			30,709,693

		Energy (5.1%)
38,000		Anadarko Petroleum Corp.	3,363,760
39,500		EOG Resources, Inc.	5,746,855
130,000		Murphy Oil Corp.	8,803,600
16,470	NOK	Petroleum Geo-Services, ASA	221,347
190,000		Schlumberger, Ltd.	15,452,700

			33,588,262

		Financials (9.0%)
759,600	HKD	AIA Group, Ltd.	3,595,443
100,500		Citigroup, Inc.	5,240,070
189,000	SGD	DBS Group Holdings, Ltd.	2,480,233
237,000		Franklin Resources, Inc.	11,584,560
445,000	GBP	HSBC Holdings, PLC	5,052,287
176,700		JPMorgan Chase & Company	9,847,491
159,500		T. Rowe Price Group, Inc.	12,000,780
232,200		Wells Fargo & Company	10,100,700

			59,901,564

		Health Care (10.1%)
111,950		Amgen, Inc.	12,123,065
140,250		Covidien, PLC	8,643,608
163,000		Johnson & Johnson	15,240,500
127,250	CHF	Novartis, AG	9,147,599
129,475	DKK	Novo Nordisk, A/S - Class B	21,967,509

			67,122,281

		Industrials (4.0%)
430,000	CHF	ABB, Ltd.#	9,479,752
21,000		Dover Corp.	1,798,440
80,250		Eaton Corp., PLC	5,533,237
300,000	EUR	Koninklijke Philips Electronics, NV	9,593,677

			26,405,106

		Information Technology (14.7%)
126,000		Accenture, PLC - Class A	9,300,060
25,300		Apple, Inc.	11,448,250
510,000		Cisco Systems, Inc.	13,030,500
295,000		eBay, Inc.#	15,248,550
401,560	SEK	LM Ericsson Telephone Company	4,746,566

See accompanying Notes to Schedule of Investments

Calamos Global Growth and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2013 (UNAUDITED)

NUMBER OF SHARES			VALUE

150,800		QUALCOMM, Inc.	$9,734,140
4,650	KRW	Samsung Electronics Company, Ltd.	5,298,756
176,750	EUR	SAP, AG	12,950,732
3,475,000	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	11,817,394
96,000	HKD	Tencent Holdings, Ltd.	4,345,730

			97,920,678

		TOTAL COMMON STOCKS (Cost $288,808,909)	342,967,792

SHORT TERM INVESTMENT (0.3%)
1,830,974		Fidelity Prime Money Market Fund - Institutional Class (Cost $1,830,974)	1,830,974

TOTAL INVESTMENTS (99.5%) (Cost $588,633,906)			661,181,301

OTHER ASSETS, LESS LIABILITIES (0.5%)			3,385,528

NET ASSETS (100.0%)			$664,566,829

NOTES TO SCHEDULE OF INVESTMENTS

§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
#	Non-income producing security.

FOREIGN CURRENCY ABBREVIATIONS

CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwanese Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Global Growth and Income Fund

CURRENCY EXPOSURE JULY 31, 2013 (UNAUDITED)

	Value	% of Total Investments
US Dollar	$370,991,386	56.1%
European Monetary Unit	85,290,481	12.9%
Swiss Franc	36,295,270	5.5%
Swedish Krona	31,054,312	4.7%
Singapore Dollar	31,014,977	4.7%
Japanese Yen	29,975,787	4.5%
Danish Krone	21,967,509	3.3%
New Taiwanese Dollar	11,817,394	1.8%
Canadian Dollar	10,560,577	1.6%
Norwegian Krone	10,220,300	1.6%
British Pound Sterling	8,753,379	1.3%
Hong Kong Dollar	7,941,173	1.2%
South Korean Won	5,298,756	0.8%

Total Investments	$661,181,301	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

Calamos Convertible Fund

SCHEDULE OF INVESTMENTS JULY 31, 2013 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

CONVERTIBLE BONDS (63.8%)
		Consumer Discretionary (11.5%)
12,400,000		Iconix Brand Group, Inc.* 1.500%, 03/15/18	$15,005,116
		Jarden Corp.*
8,384,000		1.875%, 09/15/18	9,906,786
1,750,000		1.500%, 06/15/19	1,792,359
6,500,000		KB Home 1.375%, 02/01/19	6,648,558
12,000,000		Liberty Interactive, LLC (Time Warner Cable, Inc., Time Warner, Inc.)*§ 0.750%, 03/30/43	13,571,580
12,000,000		MGM Resorts International 4.250%, 04/15/15	14,068,320
9,700,000		Omnicom Group, Inc. 0.000%, 07/31/32	11,783,754
20,500,000		Priceline.com, Inc. 1.000%, 03/15/18	24,565,867
6,000,000		Ryland Group, Inc. 0.250%, 06/01/19	5,536,920
6,000,000		Shutterfly, Inc.* 0.250%, 05/15/18	6,465,840
12,500,000		Standard Pacific Corp. 1.250%, 08/01/32	15,725,437
6,000,000		Tesla Motors, Inc. 1.500%, 06/01/18	7,797,720

			132,868,257

		Consumer Staples (0.6%)
4,600,000	EUR	Marine Harvest, ASA 2.375%, 05/08/18	6,091,911

		Energy (5.3%)
10,500,000		Exterran Holdings, Inc. 4.250%, 06/15/14	14,938,507
13,400,000		Hornbeck Offshore Services, Inc.‡ 1.625%, 11/15/26	15,328,729
5,200,000		Newpark Resources, Inc. 4.000%, 10/01/17	6,842,836
7,250,000		SEACOR Holdings, Inc.* 2.500%, 12/15/27	8,633,264
10,391,900	EUR	Technip, SA 0.250%, 01/01/17	15,147,725

			60,891,061

		Financials (7.3%)
3,168,000		Affiliated Managers Group, Inc. 3.950%, 08/15/38	4,532,077
16,000,000		Ares Capital Corp.* 4.750%, 01/15/18	16,606,240
3,975,000		IAS Operating Partnership, LP* 5.000%, 03/15/18	3,692,338
7,250,000	EUR	Industrivarden, AB 2.500%, 02/27/15	12,206,461
6,077,000		Jefferies Group, Inc. 3.875%, 11/01/29	6,440,921
8,450,000		Leucadia National Corp. 3.750%, 04/15/14	10,877,812
10,700,000		Starwood Property Trust, Inc. 4.550%, 03/01/18	11,324,666

PRINCIPAL AMOUNT			VALUE

16,000,000	SGD	Temasek Financial, Ltd. (Standard Chartered, PLC)§ 0.000%, 10/24/14	$13,055,689
5,700,000		Walter Investment Management Corp. 4.500%, 11/01/19	6,107,949

			84,844,153

		Health Care (16.1%)
8,915,000		Chemed Corp. 1.875%, 05/15/14	9,339,087
15,500,000		Gilead Sciences, Inc. 1.625%, 05/01/16	42,029,722
2,800,000		Healthways, Inc.* 1.500%, 07/01/18	2,953,286
11,000,000		Hologic, Inc.‡ 2.000%, 12/15/37	13,039,235
11,100,000		Illumina, Inc.* 0.250%, 03/15/16	12,589,454
10,000,000		Medicines Company* 1.375%, 06/01/17	12,721,550
2,875,000		Merrimack Pharmaceuticals, Inc. 4.500%, 07/15/20	2,981,907
13,992,000		Molina Healthcare, Inc.* 1.125%, 01/15/20	15,396,097
4,000,000		OPKO Health, Inc.* 3.000%, 02/01/33	4,340,520
4,500,000		Pacira Pharmaceuticals, Inc.* 3.250%, 02/01/19	7,044,525
12,500,000		Salix Pharmaceuticals, Ltd. 1.500%, 03/15/19	16,131,812
4,000,000		Theravance, Inc. 2.125%, 01/15/23	6,185,560
3,000,000		Vivus, Inc.* 4.500%, 05/01/20	3,463,485
20,818,000		WellPoint, Inc.* 2.750%, 10/15/42	27,258,361
9,000,000		Wright Medical Group, Inc.* 2.000%, 08/15/17	11,289,150

			186,763,751

		Industrials (5.9%)
5,500,000		Alliant Techsystems, Inc. 3.000%, 08/15/24	6,935,693
4,400,000	EUR	Deutsche Post, AG 0.600%, 12/06/19	7,071,394
11,000,000		General Cable Corp.‡ 4.500%, 11/15/29	12,358,500
11,500,000		Siemens, AG 1.050%, 08/16/17	12,213,457
25,620,000		Trinity Industries, Inc. 3.875%, 06/01/36	29,881,887

			68,460,931

		Information Technology (14.9%)
18,000,000		Arris Group, Inc. 2.000%, 11/15/26	18,818,280
6,000,000		Concur Technologies, Inc.* 0.500%, 06/15/18	6,286,290
3,000,000		Cornerstone OnDemand, Inc.* 1.500%, 07/01/18	3,206,850
5,000,000		Dealertrack Technologies, Inc. 1.500%, 03/15/17	5,981,650

See accompanying Notes to Schedule of Investments

Calamos Convertible Fund

SCHEDULE OF INVESTMENTS JULY 31, 2013 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

3,849,000		Electronic Arts, Inc. 0.750%, 07/15/16	$4,219,024
8,500,000		EMC Corp. 1.750%, 12/01/13	13,877,270
12,500,000		Intel Corp. 2.950%, 12/15/35	13,487,000
9,250,000		Ixia 3.000%, 12/15/15	10,199,605
11,500,000		Linear Technology Corp. 3.000%, 05/01/27	12,513,840
6,000,000		Netsuite, Inc.* 0.250%, 06/01/18	6,277,770
5,000,000		Nuance Communications, Inc. 2.750%, 08/15/27	5,779,450
12,400,000		Salesforce.com, Inc.* 0.250%, 04/01/18	12,365,590
26,800,000		SanDisk Corp. 1.500%, 08/15/17	33,812,354
11,000,000		SK Hynix, Inc. 2.650%, 05/14/15	11,968,632
6,600,000		Take-Two Interactive Software, Inc. 1.750%, 12/01/16	7,768,497
6,000,000		Workday, Inc.* 0.750%, 07/15/18	6,322,830

			172,884,932

		Materials (1.6%)
5,000,000		Glencore Finance Europe, SA 5.000%, 12/31/14	5,476,730
5,400,000		RTI International Metals, Inc. 3.000%, 12/01/15	6,100,218
6,500,000		Steel Dynamics, Inc. 5.125%, 06/15/14	7,049,478

			18,626,426

		Telecommunication Services (0.6%)
370,000,000	JPY	KDDI Corp. 0.000%, 12/14/15	7,145,788

		TOTAL CONVERTIBLE BONDS (Cost $665,906,084)	738,577,210

SYNTHETIC CONVERTIBLE SECURITIES (4.3%)
Corporate Bonds (3.3%)
		Consumer Discretionary (0.6%)
		DISH Network Corp.
3,170,000		5.125%, 05/01/20*	3,128,394
2,830,000		5.875%, 07/15/22	2,826,462
1,450,000		PVH Corp. 4.500%, 12/15/22	1,419,188

			7,374,044

		Energy (0.2%)
1,718,000		EPL Oil & Gas, Inc. 8.250%, 02/15/18	1,816,785

		Industrials (1.4%)
6,100,000		AGCO Corp. 5.875%, 12/01/21	6,534,625
3,500,000		Clean Harbors, Inc. 5.125%, 06/01/21	3,587,500

PRINCIPAL AMOUNT		VALUE

6,000,000	Deluxe Corp. 6.000%, 11/15/20	$6,262,500

		16,384,625

	Information Technology (1.1%)
6,020,000	Anixter, Inc. 5.625%, 05/01/19	6,305,950
6,600,000	Brocade Communications Systems, Inc.* 4.625%, 01/15/23	6,249,375

		12,555,325

	TOTAL CORPORATE BONDS	38,130,779

NUMBER OF CONTRACTS		VALUE
Purchased Options (1.0%)#
	Consumer Discretionary (0.2%)
2,575	Lennar Corp. Call, 01/17/15, Strike $37.00	1,384,063
1,175	Under Armour, Inc. Call, 01/17/15, Strike $62.50	1,462,875

		2,846,938

	Energy (0.4%)
1,300	EOG Resources, Inc. Call, 01/18/14, Strike $115.00	4,403,750

	Health Care (0.2%)
275	Regeneron Pharmaceuticals, Inc. Call, 01/17/15, Strike $250.00	2,237,125

	Information Technology (0.2%)
1,600	Salesforce.com, Inc. Call, 01/18/14, Strike $42.50	792,000
6,780	Taiwan Semiconductor Manufacturing Company, Ltd. Call, 01/17/15, Strike $17.50	1,440,750

		2,232,750

	TOTAL PURCHASED OPTIONS	11,720,563

	TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $48,492,120)	49,851,342

NUMBER OF SHARES		VALUE
CONVERTIBLE PREFERRED STOCKS (17.2%)
	Consumer Discretionary (2.5%)
590,000	General Motors Company 4.750%	29,464,600

	Energy (2.4%)
25,800	Chesapeake Energy Corp.* 5.750%	27,960,825

	Financials (6.8%)
	Affiliated Managers Group, Inc.
425,000	5.150%	24,490,625
232,551	5.100%	15,014,074

See accompanying Notes to Schedule of Investments

Calamos Convertible Fund

SCHEDULE OF INVESTMENTS JULY 31, 2013 (UNAUDITED)

NUMBER OF SHARES			VALUE

280,000		MetLife, Inc. 5.000%	$15,976,800
20,000		Wells Fargo & Company 7.500%	23,260,000

			78,741,499

		Industrials (4.4%)
50,000		Genesee & Wyoming, Inc. 5.000%	6,224,500
100,000		Stanley Black & Decker, Inc. 4.750%	13,529,000
480,000		United Technologies Corp. 7.500%	30,782,400

			50,535,900

		Utilities (1.1%)
220,000		NextEra Energy, Inc. 5.599%	12,936,000

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $168,870,526)	199,638,824

COMMON STOCKS (11.6%)
		Consumer Discretionary (1.1%)
22,450	CHF	Swatch Group, AG	13,340,962

		Consumer Staples (1.0%)
127,000		Philip Morris International, Inc.	11,325,860

		Financials (5.3%)
223,500		Citigroup, Inc.	11,653,290
300,000		Franklin Resources, Inc.	14,664,000
375,000		JPMorgan Chase & Company	20,898,750
190,000		T. Rowe Price Group, Inc.	14,295,600

			61,511,640

		Health Care (1.4%)
485,000		Mylan, Inc.#	16,276,600

		Industrials (1.0%)
170,000		Eaton Corp., PLC	11,721,500

		Information Technology (1.8%)
90,000		QUALCOMM, Inc.	5,809,500
8,682	KRW	Samsung Electronics Company, Ltd.	9,893,290
200,000	KRW	SK Hynix, Inc.#	4,838,148

			20,540,938

		TOTAL COMMON STOCKS (Cost $113,010,941)	134,717,500

SHORT TERM INVESTMENT (3.2%)
36,621,535		Fidelity Prime Money Market Fund - Institutional Class (Cost $36,621,535)	36,621,535

		VALUE

TOTAL INVESTMENTS (100.1%) (Cost $1,032,901,206)		$1,159,406,411

LIABILITIES, LESS OTHER ASSETS (-0.1%)		(1,085,010)

NET ASSETS (100.0%)		$1,158,321,401

NUMBER OF CONTRACTS		VALUE
WRITTEN OPTIONS (0.0%)#
	Consumer Discretionary (0.0%)
360	Tesla Motors, Inc. Call, 08/17/13, Strike $130.00	(419,400)

	Information Technology (0.0%)
2,080	Taiwan Semiconductor Manufacturing Company, Ltd. Call, 01/17/15, Strike $22.50	(140,400)

	TOTAL WRITTEN OPTIONS (Premium $401,702)	(559,800)

FORWARD FOREIGN CURRENCY CONTRACTS
COUNTER PARTY	SHORT CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
Northern Trust Company	British Pound Sterling	10/17/13	8,016,000	$12,188,396	$(78,617)
Northern Trust Company	European Monetary Unit	10/17/13	22,044,000	29,334,107	(726,464)
Citibank N.A.	Japanese Yen	10/17/13	628,153,000	6,418,174	(84,799)
Goldman Sachs Capital Markets LP	Japanese Yen	10/17/13	38,640,000	394,805	(6,757)
Barclays Bank PLC	Norwegian Krone	10/17/13	76,574,000	12,957,690	(394,964)
Northern Trust Company	South Korean Won	10/17/13	28,928,641,000	25,647,560	(38,834)
Barclays Bank PLC	Swedish Krona	10/17/13	58,298,000	8,929,036	(225,309)
Citibank N.A.	Swedish Krona	10/17/13	9,711,000	1,487,356	(17,333)
Northern Trust Company	Swiss Franc	10/17/13	11,783,000	12,740,212	(283,238)

					$(1,856,315)

COUNTER PARTY	LONG CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
Northern Trust Company	Norwegian Krone	10/17/13	55,863,000	$9,453,019	$116,202

					$116,202

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

See accompanying Notes to Schedule of Investments

Calamos Convertible Fund

SCHEDULE OF INVESTMENTS JULY 31, 2013 (UNAUDITED)

§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
‡	Variable rate or step bond security. The rate shown is the rate in effect at July 31, 2013.
#	Non-income producing security.

FOREIGN CURRENCY ABBREVIATIONS

CHF	Swiss Franc

EUR	European Monetary Unit
JPY	Japanese Yen
KRW	South Korean Won
SGD	Singapore Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Total Return Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2013 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

CORPORATE BONDS (90.2%)
		Consumer Discretionary (18.4%)
2,000,000		Amazon.com, Inc. 1.200%, 11/29/17	$1,955,600
1,000,000		American Axle & Manufacturing, Inc.* 9.250%, 01/15/17	1,076,250
4,000,000	CNY	BSH Bosch und Siemens Hausgerate, GmbH 2.375%, 09/29/14	647,823
1,000,000		Carnival Corp. 1.875%, 12/15/17	980,910
1,000,000		DIRECTV Financing Company, Inc. 4.750%, 10/01/14	1,044,650
1,000,000		DIRECTV Holdings, LLC 3.550%, 03/15/15	1,038,895
2,000,000		DISH Network Corp. 4.625%, 07/15/17	2,035,000
1,800,000		Expedia, Inc. 5.950%, 08/15/20	1,897,182
		Ford Motor Credit Company, LLC
1,700,000		5.875%, 08/02/21	1,893,290
500,000		1.700%, 05/09/16	495,812
		General Motors Company, Inc.*
1,300,000		3.250%, 05/15/18	1,278,875
250,000		2.750%, 05/15/16	250,156
2,000,000		Harley-Davidson Financial Services, Inc.* 1.150%, 09/15/15	2,001,440
1,500,000		Hasbro, Inc. 6.125%, 05/15/14	1,561,365
800,000		Icahn Enterprises, LP* 6.000%, 08/01/20	799,000
		Interpublic Group of Companies, Inc.
1,000,000		3.750%, 02/15/23	946,205
1,000,000		2.250%, 11/15/17	985,850
500,000		4.000%, 03/15/22	485,118
1,500,000		Kohl’s Corp. 3.250%, 02/01/23	1,400,452
2,000,000		Lennar Corp.* 4.125%, 12/01/18	1,973,750
2,000,000		Macy’s Retail Holdings, Inc. 3.875%, 01/15/22	2,025,990
		Mattel, Inc.
2,000,000		2.500%, 11/01/16	2,072,300
500,000		1.700%, 03/15/18	491,317
380,000		NCL Corp., Ltd. - Class C* 5.000%, 02/15/18	381,188
1,000,000		PVH Corp. 4.500%, 12/15/22	978,750
500,000		Time Warner, Inc. 3.150%, 07/15/15	522,230
2,000,000		TRW Automotive, Inc.* 8.875%, 12/01/17	2,128,750
1,000,000		Walt Disney Company 0.875%, 12/01/14	1,006,255

			34,354,403

PRINCIPAL AMOUNT		VALUE

	Consumer Staples (4.4%)
338,000	Altria Group, Inc. 9.250%, 08/06/19	$450,052
1,000,000	Anheuser-Busch InBev, NV 0.800%, 07/15/15	1,003,340
1,000,000	ConAgra Foods, Inc. 1.350%, 09/10/15	1,009,570
2,000,000	Diageo, PLC 1.500%, 05/11/17	1,996,180
1,000,000	Kellogg Company 4.450%, 05/30/16	1,091,225
	Reynolds American, Inc.
1,000,000	3.250%, 11/01/22	947,475
1,000,000	1.050%, 10/30/15	1,001,875
750,000	Sun Merger Sub, Inc.* 5.250%, 08/01/18	753,281

		8,252,998

	Energy (7.7%)
	Chesapeake Energy Corp.
2,000,000	3.250%, 03/15/16	2,001,250
1,000,000	6.500%, 08/15/17	1,090,625
2,000,000	FMC Technologies, Inc. 2.000%, 10/01/17	1,983,360
814,000	Frontier Oil Corp. 6.875%, 11/15/18	877,085
1,000,000	Hess Corp. 8.125%, 02/15/19	1,275,140
1,000,000	Noble Holding International, Ltd. 3.450%, 08/01/15	1,041,150
1,000,000	Rowan Companies, Inc. 7.875%, 08/01/19	1,214,345
2,000,000	Schlumberger Investment, SA* 1.950%, 09/14/16	2,045,870
1,000,000	SESI, LLC 6.375%, 05/01/19	1,060,000
500,000	Tennessee Gas Pipeline Company 8.000%, 02/01/16	579,405
1,200,000	Tesoro Corp. 4.250%, 10/01/17	1,233,750

		14,401,980

	Financials (7.1%)
1,000,000	American Tower Corp. 5.900%, 11/01/21	1,091,380
1,000,000	AON Corp. 5.000%, 09/30/20	1,100,305
1,000,000	BlackRock, Inc. 3.500%, 12/10/14	1,040,385
500,000	CC Holdings GS V LLC / Crown Castle GS III Corp 2.381%, 12/15/17	494,688
2,000,000	Citigroup, Inc. 1.700%, 07/25/16	2,001,570
250,000	CME Group Index Services, LLC* 4.400%, 03/15/18	273,601
1,000,000	Franklin Resources, Inc. 3.125%, 05/20/15	1,040,100
1,000,000	Goldman Sachs Group, Inc. 1.600%, 11/23/15	1,006,990
1,000,000	JPMorgan Chase & Company 2.000%, 08/15/17	1,002,835

See accompanying Notes to Schedule of Investments

Calamos Total Return Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2013 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

1,000,000	PACCAR Financial Corp. 1.600%, 03/15/17	$997,125
1,000,000	Prudential Financial, Inc. 4.750%, 09/17/15	1,080,725
2,000,000	Xstrata Canada Financial Corp.* 3.600%, 01/15/17	2,038,260

		13,167,964

	Health Care (14.7%)
	AbbVie, Inc.*
2,000,000	1.750%, 11/06/17	1,981,340
200,000	1.200%, 11/06/15	201,123
2,000,000	Actavis, Inc. 1.875%, 10/01/17	1,977,870
	Agilent Technologies, Inc.
1,500,000	5.500%, 09/14/15	1,636,485
500,000	6.500%, 11/01/17	584,655
1,000,000	Bio-Rad Laboratories, Inc. 8.000%, 09/15/16	1,048,750
2,000,000	Celgene Corp. 1.900%, 08/15/17	1,996,730
1,000,000	DaVita HealthCare Partners, Inc. 6.375%, 11/01/18	1,058,125
2,000,000	Express Scripts Holding Company 2.650%, 02/15/17	2,059,540
1,000,000	Gilead Sciences, Inc. 2.400%, 12/01/14	1,022,435
1,000,000	Grifols, SA 8.250%, 02/01/18	1,085,000
2,000,000	Laboratory Corp. of America Holdings 2.200%, 08/23/17	1,991,900
	Mylan, Inc.*
1,000,000	6.000%, 11/15/18	1,090,785
1,000,000	2.600%, 06/24/18	998,790
1,000,000	Quest Diagnostics, Inc.‡ 1.123%, 03/24/14	1,002,950
1,500,000	Teva Pharmaceutical Industries, Ltd. 3.000%, 06/15/15	1,558,650
	Thermo Fisher Scientific, Inc.
1,500,000	2.250%, 08/15/16	1,530,375
1,000,000	1.850%, 01/15/18	979,115
500,000	2.050%, 02/21/14	503,342
2,000,000	UnitedHealth Group, Inc. 1.400%, 10/15/17	1,977,050
	Zoetis, Inc.*
500,000	1.875%, 02/01/18	496,883
500,000	1.150%, 02/01/16	501,162

		27,283,055

	Industrials (13.0%)
2,000,000	ADT Corp. 2.250%, 07/15/17	1,974,200
1,000,000	AGCO Corp. 5.875%, 12/01/21	1,071,250
500,000	Bombardier, Inc.* 4.250%, 01/15/16	520,000
1,000,000	Case New Holland, Inc. 7.750%, 09/01/13	1,004,375
3,000,000	Danaher Corp. 1.300%, 06/23/14	3,025,080
2,000,000	Eaton Corp.* 1.500%, 11/02/17	1,961,630
1,500,000	Emerson Electric Company 4.125%, 04/15/15	1,586,483
290,000	General Electric Capital Corp. 1.500%, 07/12/16	291,572

PRINCIPAL AMOUNT		VALUE

2,000,000	General Electric Company 0.850%, 10/09/15	$2,001,630
	Joy Global, Inc.
1,500,000	6.000%, 11/15/16	1,692,660
1,500,000	5.125%, 10/15/21	1,590,892
1,500,000	Nielsen Finance, LLC* 4.500%, 10/01/20	1,475,625
1,495,000	Parker-Hannifin Corp. 5.500%, 05/15/18	1,721,216
200,000	Precision Castparts Corp. 0.700%, 12/20/15	199,913
1,000,000	Roper Industries, Inc. 1.850%, 11/15/17	993,065
1,000,000	Triumph Group, Inc. 8.625%, 07/15/18	1,093,125
2,000,000	Verisk Analytics, Inc. 4.125%, 09/12/22	1,989,480

		24,192,196

	Information Technology (16.7%)
1,000,000	Adobe Systems, Inc. 3.250%, 02/01/15	1,035,425
	Amphenol Corp.
2,000,000	4.750%, 11/15/14	2,097,030
2,000,000	4.000%, 02/01/22	2,001,020
1,500,000	Analog Devices, Inc. 3.000%, 04/15/16	1,569,975
1,000,000	Anixter International, Inc. 5.950%, 03/01/15	1,055,000
1,000,000	Anixter, Inc. 5.625%, 05/01/19	1,047,500
500,000	Apple, Inc. 1.000%, 05/03/18	482,227
2,000,000	Autodesk, Inc. 1.950%, 12/15/17	1,961,540
2,000,000	BMC Software, Inc. 4.250%, 02/15/22	2,014,620
100,000	Brocade Communications Systems, Inc. 6.875%, 01/15/20	106,860
1,000,000	CA, Inc. 5.375%, 12/01/19	1,115,515
	eBay, Inc.
3,000,000	3.250%, 10/15/20	3,073,380
2,000,000	1.350%, 07/15/17	1,987,460
1,500,000	Fiserv, Inc. 3.500%, 10/01/22	1,426,650
1,000,000	International Business Machines Corp. 2.000%, 01/05/16	1,031,935
1,500,000	Juniper Networks, Inc. 3.100%, 03/15/16	1,554,000
1,500,000	National Semiconductor Corp. 3.950%, 04/15/15	1,582,395
1,500,000	Nuance Communications, Inc.* 5.375%, 08/15/20	1,470,937
3,000,000	Symantec Corp. 2.750%, 09/15/15	3,101,355
	Xerox Corp.
1,000,000	4.250%, 02/15/15	1,046,015
250,000	1.094%, 05/16/14‡	250,108

		31,010,947

	Materials (7.1%)
2,000,000	Agrium, Inc. 3.150%, 10/01/22	1,866,300

See accompanying Notes to Schedule of Investments

Calamos Total Return Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2013 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

1,000,000	Anglo American, PLC* 9.375%, 04/08/14	$1,054,870
1,000,000	Ashland, Inc.* 3.000%, 03/15/16	1,012,500
	Barrick Gold Corp.
1,000,000	6.950%, 04/01/19	1,095,550
1,000,000	1.750%, 05/30/14	1,001,595
2,000,000	Ecolab, Inc. 2.375%, 12/08/14	2,039,920
1,500,000	Newmont Mining Corp. 5.125%, 10/01/19	1,599,360
1,500,000	Potash Corp. of Saskatchewan, Inc. 3.250%, 12/01/17	1,560,863
2,000,000	Rio Tinto Finance USA, Ltd. 1.875%, 11/02/15	2,032,670

		13,263,628

	Telecommunication Services (0.6%)
1,000,000	tw telecom holdings, Inc. 8.000%, 03/01/18	1,068,125

	Utilities (0.5%)
500,000	Mckesson Corp. 0.950%, 12/04/15	501,093
500,000	NextEra Energy, Inc. 1.200%, 06/01/15	502,825

		1,003,918

	TOTAL CORPORATE BONDS (Cost $165,119,028)	167,999,214

CONVERTIBLE BOND (0.6%)
	Industrials (0.6%)
1,000,000	Siemens, AG 1.050%, 08/16/17 (Cost $1,051,963)	1,062,040

U.S. GOVERNMENT AND AGENCY SECURITIES (6.5%)
	Other (6.5%)
	United States Treasury Note
8,000,000	0.250%, 01/15/15	8,005,000
2,500,000	0.250%, 12/15/14	2,502,051
1,500,000	2.625%, 07/31/14	1,536,943

NUMBER OF SHARES		VALUE

	TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $11,993,378)	$12,043,994

CONVERTIBLE PREFERRED STOCK (0.4%)
	Consumer Discretionary (0.4%)
13,741	General Motors Company 4.750% (Cost $690,204)	686,225

SHORT TERM INVESTMENT (0.0%)
46,856	Fidelity Prime Money Market Fund - Institutional Class (Cost $46,856)	46,856

TOTAL INVESTMENTS (97.7%) (Cost $178,901,429)		181,838,329

OTHER ASSETS, LESS LIABILITIES (2.3%)		4,363,358

NET ASSETS (100.0%)		$186,201,687

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
‡	Variable rate or step bond security. The rate shown is the rate in effect at July 31, 2013.

FOREIGN CURRENCY ABBREVIATIONS

CNY	Chinese Yuan Renminbi

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency.

See accompanying Notes to Schedule of Investments

Calamos High Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2013 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CORPORATE BONDS (89.1%)
	Consumer Discretionary (21.0%)
	American Axle & Manufacturing, Inc.
2,560,000	6.625%, 10/15/22	$2,708,800
440,000	6.250%, 03/15/21	465,025
815,000	Bon-Ton Department Stores, Inc.* 8.000%, 06/15/21	841,487
	Brookfield Residential Properties, Inc.*
700,000	6.500%, 12/15/20	738,938
100,000	6.125%, 07/01/22	102,813
	Brunswick Corp.
3,730,000	7.125%, 08/01/27	3,881,531
210,000	4.625%, 05/15/21*	203,831
160,000	Claire’s Stores, Inc.* 7.750%, 06/01/20	162,100
550,000	Cogeco Cable, Inc.* 4.875%, 05/01/20	543,125
3,691,000	Dana Holding Corp. 6.750%, 02/15/21	3,967,825
1,318,000	Dillard’s, Inc. 7.130%, 08/01/18	1,486,869
	DISH Network Corp.
1,580,000	5.125%, 05/01/20*	1,559,262
1,430,000	5.875%, 07/15/22	1,428,212
1,700,000	Dufry Finance, SCA* 5.500%, 10/15/20	1,744,625
2,800,000	Goodyear Tire & Rubber Company~ 8.250%, 08/15/20	3,129,000
530,000	Icahn Enterprises, LP* 6.000%, 08/01/20	529,338
	Jaguar Land Rover Automotive, PLC*
2,700,000	8.125%, 05/15/21	3,020,625
750,000	5.625%, 02/01/23	743,438
5,000,000	L Brands, Inc. 6.950%, 03/01/33	5,015,625
480,000	Lear Corp.* 4.750%, 01/15/23	472,200
1,400,000	Liberty Interactive, LLC 8.500%, 07/15/29	1,540,000
200,000	Lynx I Corp.* 5.375%, 04/15/21	202,250
200,000	Lynx II Corp.* 6.375%, 04/15/23	206,375
	Meritage Homes Corp.
2,175,000	7.000%, 04/01/22	2,396,578
1,000,000	7.150%, 04/15/20	1,106,875
1,070,000	NCL Corp., Ltd. - Class C* 5.000%, 02/15/18	1,073,344
1,600,000	Netflix, Inc.* 5.375%, 02/01/21	1,621,000
1,500,000	Outerwall, Inc.* 6.000%, 03/15/19	1,526,250
330,000	Quiksilver, Inc.* 7.875%, 08/01/18	345,469
1,190,000	Royal Caribbean Cruises, Ltd. 7.500%, 10/15/27	1,304,537
4,628,000	Ryland Group, Inc. 6.625%, 05/01/20	4,905,680
800,000	Service Corp. International* 5.375%, 01/15/22	810,000

PRINCIPAL AMOUNT			VALUE

1,500,000		Six Flags Entertainment Corp.* 5.250%, 01/15/21	$1,471,875
621,000		Taylor Morrison Communities, Inc.* 5.250%, 04/15/21	603,146
1,600,000		Viking Cruises, Ltd.* 8.500%, 10/15/22	1,766,000
161,000		Wolverine World Wide, Inc.* 6.125%, 10/15/20	168,849

			53,792,897

		Consumer Staples (4.9%)
1,800,000		Fidelity & Guaranty Life Holdings, Inc.* 6.375%, 04/01/21	1,833,750
2,482,000		JBS USA, LLC* 7.250%, 06/01/21	2,551,806
2,890,000		Land O’Lakes, Inc.* 6.000%, 11/15/22	2,998,375
		Post Holdings, Inc.
2,837,000		7.375%, 02/15/22	3,053,321
90,000		7.375%, 02/15/22*	96,469
830,000		Sun Products Corp.* 7.750%, 03/15/21	848,675
995,000		Wells Enterprises, Inc.* 6.750%, 02/01/20	1,045,372

			12,427,768

		Energy (17.7%)
7,000,000	NOK	Aker Solutions, ASA‡ 6.010%, 06/06/17	1,220,557
370,000		Atwood Oceanics, Inc. 6.500%, 02/01/20	395,206
2,750,000		Bristow Group, Inc. 6.250%, 10/15/22	2,892,656
2,310,000		Calfrac Holdings, LP* 7.500%, 12/01/20	2,337,431
		Calumet Specialty Products, LP
3,305,000		9.375%, 05/01/19	3,618,975
1,500,000		9.625%, 08/01/20	1,668,750
		Carrizo Oil & Gas, Inc.
2,600,000		8.625%, 10/15/18	2,843,750
1,460,000		7.500%, 09/15/20	1,533,000
1,390,000		Chesapeake Oilfield Finance, Inc. 6.625%, 11/15/19	1,406,506
1,655,000		Drill Rigs Holdings, Inc.* 6.500%, 10/01/17	1,674,653
1,375,000		EPL Oil & Gas, Inc. 8.250%, 02/15/18	1,454,063
2,875,000		Gulfmark Offshore, Inc. 6.375%, 03/15/22	2,959,453
1,400,000		Gulfport Energy Corp.* 7.750%, 11/01/20	1,436,750
		Oasis Petroleum, Inc.
2,215,000		6.500%, 11/01/21	2,352,053
2,000,000		6.875%, 01/15/23	2,138,750
600,000		Pacific Drilling, SA* 5.375%, 06/01/20	589,125
1,400,000		Parker Drilling Company 9.125%, 04/01/18	1,503,250
2,013,000		Petroleum Geo-Services, ASA* 7.375%, 12/15/18	2,216,816
3,000,000		Pioneer Energy Services Corp. 9.875%, 03/15/18	3,251,250

See accompanying Notes to Schedule of Investments

Calamos High Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2013 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

2,850,000	Samson Investment Company* 9.750%, 02/15/20	$3,026,344
570,000	Tesoro Logistics, LP* 6.125%, 10/15/21	573,563
2,900,000	W&T Offshore, Inc. 8.500%, 06/15/19	3,072,188
1,060,000	Western Refining, Inc. 6.250%, 04/01/21	1,044,100

		45,209,189

	Financials (4.4%)
2,134,000	AON Corp. 8.205%, 01/01/27	2,653,298
750,000	iStar Financial, Inc.~ 4.875%, 07/01/18	735,000
1,000,000	Jefferies Finance, LLC* 7.375%, 04/01/20	1,012,500
895,000	Nationstar Mortgage, LLC / Nationstar Capital Corp. 6.500%, 07/01/21	893,881
1,500,000	Neuberger Berman Group LLC* 5.875%, 03/15/22	1,567,500
	Nuveen Investments, Inc.*
2,990,000	9.500%, 10/15/20	3,010,557
1,460,000	9.125%, 10/15/17	1,476,425

		11,349,161

	Health Care (5.8%)
850,000	Alere, Inc.* 6.500%, 06/15/20	870,719
3,200,000	Community Health Systems, Inc. 7.125%, 07/15/20	3,282,000
	HCA Holdings, Inc.
3,300,000	7.750%, 05/15/21	3,603,188
725,000	6.250%, 02/15/21	754,000
2,155,000	Hologic, Inc. 6.250%, 08/01/20	2,295,075
1,590,000	Tenet Healthcare Corp. 6.750%, 02/01/20	1,593,975
1,000,000	Valeant Pharmaceuticals International, Inc.* 7.250%, 07/15/22	1,069,375
	VPII Escrow Corp.*
870,000	7.500%, 07/15/21	939,056
450,000	6.750%, 08/15/18	477,000

		14,884,388

	Industrials (13.1%)
1,655,000	ACCO Brands Corp. 6.750%, 04/30/20	1,700,513
2,500,000	Belden, Inc.* 5.500%, 09/01/22	2,479,687
1,570,000	Bombardier, Inc.* 6.125%, 01/15/23	1,606,306
1,530,000	Digitalglobe, Inc.* 5.250%, 02/01/21	1,457,325
2,100,000	Dycom Investments, Inc. 7.125%, 01/15/21	2,233,875
2,825,000	Edgen Murray Corp.* 8.750%, 11/01/20	2,844,422
2,071,000	General Cable Corp.* 5.750%, 10/01/22	2,037,346
790,000	GrafTech International, Ltd.* 6.375%, 11/15/20	795,431
1,585,000	Manitowoc Company, Inc. 5.875%, 10/15/22	1,615,709

PRINCIPAL AMOUNT		VALUE

725,000	Meritor, Inc. 6.750%, 06/15/21	$721,828
740,000	Navistar International Corp. 8.250%, 11/01/21	756,188
	Nortek, Inc.
395,000	8.500%, 04/15/21*	429,316
341,000	8.500%, 04/15/21	374,674
2,150,000	Rexel, SA* 6.125%, 12/15/19	2,244,063
1,835,000	Terex Corp. 6.000%, 05/15/21	1,890,050
4,260,000	Titan International, Inc. 7.875%, 10/01/17	4,539,562
1,200,000	United Continental Holdings, Inc. 6.375%, 06/01/18	1,220,250
	United Rentals North America, Inc.
3,000,000	7.625%, 04/15/22	3,361,875
1,200,000	6.125%, 06/15/23	1,247,250

		33,555,670

	Information Technology (10.5%)
	Amkor Technology, Inc.
2,500,000	6.625%, 06/01/21	2,525,000
1,460,000	6.375%, 10/01/22	1,459,088
580,000	Audatex North America, Inc.* 6.000%, 06/15/21	595,588
3,000,000	Hughes Satellite Systems Corp. 7.625%, 06/15/21	3,262,500
2,055,000	iGATE Corp. 9.000%, 05/01/16	2,220,684
1,266,000	Magnachip Semiconductor, Inc.* 6.625%, 07/15/21	1,265,209
3,000,000	Nuance Communications, Inc.* 5.375%, 08/15/20	2,941,875
	NXP BV*
800,000	5.750%, 02/15/21	826,000
800,000	5.750%, 03/15/23	817,000
4,005,000	Sanmina Corp.* 7.000%, 05/15/19	4,225,275
	Seagate Technology, PLC
1,200,000	6.875%, 05/01/20	1,312,500
820,000	4.750%, 06/01/23*	783,100
1,550,000	Sungard Data Systems, Inc. 6.625%, 11/01/19	1,612,000
2,900,000	Viasystems, Inc.* 7.875%, 05/01/19	3,104,812

		26,950,631

	Materials (7.1%)
800,000	Ardagh Packaging Finance, PLC* 7.000%, 11/15/20	794,000
1,255,000	Crown Cork & Seal Company, Inc. 7.375%, 12/15/26	1,399,325
2,175,000	FMG Resources* 8.250%, 11/01/19	2,308,219
	FQM (Akubra), Inc.*
2,800,000	8.750%, 06/01/20	2,940,000
610,000	7.500%, 06/01/21	611,906
1,800,000	Greif, Inc. 7.750%, 08/01/19	2,065,500
800,000	INEOS Group Holdings, SA* 6.125%, 08/15/18	783,000
3,000,000	New Gold, Inc.* 6.250%, 11/15/22	2,855,625

See accompanying Notes to Schedule of Investments

Calamos High Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2013 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

680,000	Nova Chemicals Corp.* 5.250%, 08/01/23	$685,100
	Sealed Air Corp.*
550,000	6.500%, 12/01/20	590,219
300,000	5.250%, 04/01/23	292,687
2,200,000	Trinseo Op/ Trinseo Finance, Inc.* 8.750%, 02/01/19	2,189,000
754,000	United States Steel Corp. 6.875%, 04/01/21	748,345

		18,262,926

	Telecommunication Services (2.9%)
1,290,000	Brightstar Corp.* 7.250%, 08/01/18	1,283,550
745,000	Frontier Communications Corp. 7.625%, 04/15/24	756,641
	Intelsat, SA*
1,450,000	7.750%, 06/01/21	1,530,656
100,000	8.125%, 06/01/23	107,812
	MetroPCS Wireless, Inc.*
3,120,000	6.625%, 04/01/23	3,196,050
450,000	6.250%, 04/01/21	461,250

		7,335,959

	Utilities (1.7%)
1,400,000	AES Corp. 7.375%, 07/01/21	1,589,000
2,600,000	AmeriGas Finance Corp. 7.000%, 05/20/22	2,788,500

		4,377,500

	TOTAL CORPORATE BONDS (Cost $221,435,068)	228,146,089

CONVERTIBLE BONDS (2.2%)
	Consumer Discretionary (0.5%)
1,100,000	MGM Resorts International 4.250%, 04/15/15	1,289,596

	Financials (0.9%)
2,134,000	Ares Capital Corp. 5.750%, 02/01/16	2,325,719

	Health Care (0.3%)
750,000	Vivus, Inc.* 4.500%, 05/01/20	865,871

	Industrials (0.5%)
1,050,000	Trinity Industries, Inc. 3.875%, 06/01/36	1,224,667

	TOTAL CONVERTIBLE BONDS (Cost $5,465,739)	5,705,853

NUMBER OF SHARES		VALUE
CONVERTIBLE PREFERRED STOCKS (3.2%)
	Consumer Discretionary (0.4%)
18,941	General Motors Company 4.750%	945,914

NUMBER OF SHARES		VALUE

	Financials (1.5%)
60,000	Affiliated Managers Group, Inc. 5.100%	$3,873,750

	Industrials (0.6%)
25,000	United Technologies Corp. 7.500%	1,603,250

	Telecommunication Services (0.3%)
12,000	Intelsat, SA 5.750%	708,360

	Utilities (0.4%)
19,000	NextEra Energy, Inc. 5.599%	1,117,200

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $6,953,381)	8,248,474

SHORT TERM INVESTMENT (3.5%)
9,062,066	Fidelity Prime Money Market Fund - Institutional Class (Cost $9,062,066)	9,062,066

TOTAL INVESTMENTS (98.0%) (Cost $242,916,254)		251,162,482

OTHER ASSETS, LESS LIABILITIES (2.0%)		5,070,320

NET ASSETS (100.0%)		$256,232,802

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $727,250.
‡	Variable rate or step bond security. The rate shown is the rate in effect at July 31, 2013.

FOREIGN CURRENCY ABBREVIATIONS

NOK	Norwegian Krone

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency.

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2013 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CONVERTIBLE BONDS (26.3%)
	Consumer Discretionary (3.0%)
6,000,000	Iconix Brand Group, Inc.* 1.500%, 03/15/18	$7,260,540
	Jarden Corp.*
10,000,000	1.875%, 09/15/18	11,816,300
5,000,000	1.500%, 06/15/19	5,121,025
4,000,000	M/I Homes, Inc. 3.000%, 03/01/18	4,035,400
9,635,000	Meritage Homes Corp. 1.875%, 09/15/32	10,771,015
16,500,000	MGM Resorts International~ 4.250%, 04/15/15	19,343,940
6,000,000	Ryland Group, Inc. 0.250%, 06/01/19	5,536,920
3,000,000	Shutterfly, Inc.* 0.250%, 05/15/18	3,232,920
9,000,000	Sirius XM Radio, Inc.*~ 7.000%, 12/01/14	18,888,975
2,000,000	Standard Pacific Corp. 1.250%, 08/01/32	2,516,070

		88,523,105

	Consumer Staples (0.5%)
9,500,000	Tyson Foods, Inc. - Series A 3.250%, 10/15/13	15,602,705

	Energy (2.1%)
9,000,000	Exterran Holdings, Inc. 4.250%, 06/15/14	12,804,435
8,500,000	Hornbeck Offshore Services, Inc.‡ 1.625%, 11/15/26	9,723,448
5,000,000	Newpark Resources, Inc.~ 4.000%, 10/01/17	6,579,650
11,500,000	Petroleum Development Corp.* 3.250%, 05/15/16	16,655,277
7,500,000	SEACOR Holdings, Inc.*~ 2.500%, 12/15/27	8,930,963
6,000,000	Stone Energy Corp.~ 1.750%, 03/01/17	5,780,970

		60,474,743

	Financials (2.3%)
6,200,000	Amtrust Financial Services, Inc. 5.500%, 12/15/21	9,652,408
5,000,000	Encore Capital Group, Inc.* 3.000%, 11/27/17	6,880,525
6,000,000	Forestar Group, Inc. 3.750%, 03/01/20	6,992,940
4,200,000	FXCM, Inc.* 2.250%, 06/15/18	4,558,155
15,500,000	PHH Corp. 4.000%, 09/01/14	16,765,652
8,500,000	Ryman Hospitality Properties, Inc.* 3.750%, 10/01/14	14,611,628
7,000,000	Starwood Property Trust, Inc. 4.550%, 03/01/18	7,408,660

		66,869,968

PRINCIPAL AMOUNT		VALUE

	Health Care (5.0%)
7,000,000	Allscripts Healthcare Solutions, Inc.* 1.250%, 07/01/20	$7,927,220
7,500,000	Brookdale Senior Living, Inc. 2.750%, 06/15/18	9,268,088
10,500,000	Chemed Corp. 1.875%, 05/15/14	10,999,485
10,000,000	Endo Health Solutions, Inc. 1.750%, 04/15/15	13,904,600
3,500,000	Healthways, Inc.* 1.500%, 07/01/18	3,691,608
12,500,000	Illumina, Inc.* 0.250%, 03/15/16	14,177,312
7,000,000	Integra LifeSciences Holdings Corp. 1.625%, 12/15/16	6,957,055
14,000,000	LifePoint Hospitals, Inc.~ 3.500%, 05/15/14	15,405,670
2,000,000	Medivation, Inc. 2.625%, 04/01/17	2,783,620
	Molina Healthcare, Inc.
10,500,000	3.750%, 10/01/14	13,521,322
5,000,000	1.125%, 01/15/20*	5,501,750
15,000,000	Salix Pharmaceuticals, Ltd. 1.500%, 03/15/19	19,358,175
17,500,000	Volcano Corp. 1.750%, 12/01/17	16,599,537
5,000,000	Wright Medical Group, Inc.* 2.000%, 08/15/17	6,271,750

		146,367,192

	Industrials (1.7%)
4,000,000	Chart Industries, Inc. 2.000%, 08/01/18	7,063,620
15,255,000	EnerSys‡ 3.375%, 06/01/38	21,199,339
19,993,000	General Cable Corp. 0.875%, 11/15/13	19,984,803

		48,247,762

	Information Technology (9.8%)
8,000,000	Arris Group, Inc. 2.000%, 11/15/26	8,363,680
10,000,000	Blucora, Inc.* 4.250%, 04/01/19	11,624,150
7,750,000	Bottomline Technologies, Inc.~ 1.500%, 12/01/17	9,045,645
5,500,000	Broadsoft, Inc. 1.500%, 07/01/18	5,661,288
20,000,000	CACI International, Inc. 2.125%, 05/01/14	24,851,200
15,900,000	Ciena Corp.*~ 3.750%, 10/15/18	21,410,781
	Concur Technologies, Inc.*
14,300,000	0.500%, 06/15/18	14,982,324
11,105,000	2.500%, 04/15/15~	19,226,697
5,800,000	Cornerstone OnDemand, Inc.* 1.500%, 07/01/18	6,199,910
10,281,000	CSG Systems International, Inc.* 3.000%, 03/01/17	12,111,224
5,000,000	Dealertrack Technologies, Inc. 1.500%, 03/15/17	5,981,650

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2013 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

7,300,000	Equinix, Inc. 3.000%, 10/15/14	$11,913,344
8,500,000	Infinera Corp.* 1.750%, 06/01/18	9,509,035
8,500,000	InterDigital, Inc. 2.500%, 03/15/16	8,984,755
3,000,000	Ixia 3.000%, 12/15/15	3,307,980
7,500,000	Lam Research Corp.~ 0.500%, 05/15/16	8,469,825
7,000,000	Mentor Graphics Corp. 4.000%, 04/01/31	8,603,490
	Micron Technology, Inc.
8,332,000	1.875%, 06/01/27	10,459,909
4,000,000	1.625%, 02/15/33*	5,515,780
2,500,000	Netsuite, Inc.* 0.250%, 06/01/18	2,615,738
	Nuance Communications, Inc.
10,000,000	2.750%, 11/01/31	10,295,000
5,000,000	2.750%, 08/15/27	5,779,450
5,200,000	Photronics, Inc. 3.250%, 04/01/16	5,644,184
5,500,000	Rovi Corp. 2.625%, 02/15/40	5,652,130
5,200,000	SanDisk Corp.~ 1.500%, 08/15/17	6,560,606
4,500,000	SYNNEX Corp. 4.000%, 05/15/18	6,806,745
	Take-Two Interactive Software, Inc.
5,000,000	1.000%, 07/01/18	5,269,150
4,000,000	1.750%, 12/01/16	4,708,180
4,300,000	TTM Technologies, Inc.~ 3.250%, 05/15/15	4,348,096
10,000,000	Workday, Inc.* 0.750%, 07/15/18	10,538,050
7,000,000	Xilinx, Inc. 2.625%, 06/15/17	11,415,320

		285,855,316

	Materials (1.9%)
20,000,000	Goldcorp, Inc. 2.000%, 08/01/14	20,278,900
2,950,000	Horsehead Holding Corp. 3.800%, 07/01/17	3,167,282
7,000,000	Royal Gold, Inc. 2.875%, 06/15/19	6,779,745
4,600,000	RTI International Metals, Inc. 1.625%, 10/15/19	4,692,759
2,500,000	Silver Standard Resources, Inc.* 2.875%, 02/01/33	1,956,225
10,700,000	Steel Dynamics, Inc. 5.125%, 06/15/14	11,604,524
7,500,000	United States Steel Corp. 2.750%, 04/01/19	7,554,788

		56,034,223

	TOTAL CONVERTIBLE BONDS (Cost $698,813,774)	767,975,014

PRINCIPAL AMOUNT		VALUE

SYNTHETIC CONVERTIBLE SECURITIES (20.4%)
Corporate Bonds (18.9%)
	Consumer Discretionary (4.0%)
6,500,000	Amazon.com, Inc. 0.650%, 11/27/15	$6,489,600
1,000,000	America Honda Finance Corp.* 1.000%, 08/11/15	1,003,150
5,000,000	American Axle & Manufacturing, Inc.* 9.250%, 01/15/17	5,381,250
	Daimler Finance North America, LLC*
5,000,000	1.300%, 07/31/15	5,029,725
5,000,000	1.250%, 01/11/16~	5,004,025
5,000,000	DIRECTV Holdings, LLC~ 3.500%, 03/01/16	5,243,425
	DISH Network Corp.
10,000,000	4.250%, 04/01/18*	9,881,250
5,000,000	6.625%, 10/01/14	5,240,625
6,269,000	Express, LLC 8.750%, 03/01/18	6,758,766
5,000,000	Ford Motor Credit Company, LLC 1.700%, 05/09/16	4,958,125
	General Motors Company, Inc.*
3,000,000	3.250%, 05/15/18	2,951,250
2,000,000	2.750%, 05/15/16	2,001,250
5,867,000	Hanesbrands, Inc. 8.000%, 12/15/16	6,248,355
5,000,000	Harley-Davidson Financial Services, Inc.* 1.150%, 09/15/15	5,003,600
4,000,000	Hyundai Capital America* 1.625%, 10/02/15	4,004,280
5,859,000	Lear Corp. 7.875%, 03/15/18	6,254,483
5,000,000	Meritage Homes Corp. 4.500%, 03/01/18	5,000,000
3,870,000	NCL Corp., Ltd. - Class C* 5.000%, 02/15/18	3,882,094
2,906,000	Royal Caribbean Cruises, Ltd. 6.875%, 12/01/13	2,956,855
2,000,000	Thomson Reuters Corp. 0.875%, 05/23/16	1,990,980
2,500,000	Time Warner, Inc. 3.150%, 07/15/15	2,611,150
6,220,000	TRW Automotive, Inc.* 8.875%, 12/01/17	6,620,412
8,750,000	Viacom, Inc. 1.250%, 02/27/15	8,805,781
3,000,000	Volkswagen International Finance, NV* 1.150%, 11/20/15	3,013,800

		116,334,231

	Consumer Staples (1.9%)
5,000,000	Anheuser-Busch InBev, NV 0.800%, 07/15/15	5,016,700
2,000,000	Campbell Soup‡ 0.574%, 08/01/14	2,003,280
	ConAgra Foods, Inc.
5,000,000	1.350%, 09/10/15	5,047,850
4,500,000	1.300%, 01/25/16	4,512,465
4,000,000	Constellation Brands, Inc. 7.250%, 09/01/16	4,562,500

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2013 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

3,000,000	Costco Wholesale Corp. 0.650%, 12/07/15	$3,001,980
500,000	General Mills, Inc. 0.875%, 01/29/16	499,317
6,561,000	Kellogg Company 1.125%, 05/15/15	6,611,093
2,000,000	Kimberly-Clark Corp.‡ 0.394%, 05/15/16	1,996,240
3,000,000	Kraft Foods Group, Inc. 1.625%, 06/04/15	3,049,575
5,000,000	PepsiCo, Inc. 0.700%, 08/13/15	5,001,625
11,347,000	Reynolds American, Inc. 1.050%, 10/30/15	11,368,276
3,000,000	Walgreen Company 1.000%, 03/13/15	3,010,530

		55,681,431

	Energy (1.9%)
10,445,000	Cameron International Corp. 1.600%, 04/30/15	10,494,614
5,000,000	Chesapeake Energy Corp. 3.250%, 03/15/16	5,003,125
500,000	CNOOC, Ltd. 1.125%, 05/09/16	497,340
3,235,000	Exterran Holdings, Inc. 7.250%, 12/01/18	3,443,253
8,000,000	Frontier Oil Corp. 6.875%, 11/15/18	8,620,000
8,000,000	Marathon Oil Corp. 0.900%, 11/01/15	7,992,880
7,000,000	Petrobras Global Finance, BV 2.000%, 05/20/16	6,937,420
12,000,000	Whiting Petroleum Corp. 7.000%, 02/01/14	12,322,500

		55,311,132

	Financials (3.0%)
5,000,000	Abn Amro Bank, NV* 1.375%, 01/22/16	4,998,975
8,000,000	Bank of America Corp. 1.250%, 01/11/16	7,976,960
500,000	Berkshire Hathaway, Inc. 0.800%, 02/11/16	501,123
5,585,000	BlackRock, Inc. 1.375%, 06/01/15	5,665,033
3,000,000	Charles Schwab Corp. 0.850%, 12/04/15	3,002,085
7,000,000	Goldman Sachs Group, Inc. 1.600%, 11/23/15	7,048,930
	iStar Financial, Inc.
6,000,000	3.875%, 07/01/16	5,966,250
1,000,000	4.875%, 07/01/18	980,000
	JPMorgan Chase & Company
15,000,000	0.800%, 04/23/15	14,963,625
5,000,000	1.100%, 10/15/15	4,999,350
	Leucadia National Corp.
14,406,000	7.000%, 08/15/13~	14,433,011
5,000,000	8.125%, 09/15/15	5,606,250
6,000,000	Morgan Stanley 1.750%, 02/25/16	5,997,390
5,000,000	Wells Fargo & Company 1.500%, 07/01/15	5,064,075

		87,203,057

PRINCIPAL AMOUNT		VALUE

	Health Care (2.6%)
10,000,000	AbbVie, Inc.* 1.200%, 11/06/15	$10,056,150
14,193,000	Amgen, Inc.~ 1.875%, 11/15/14	14,430,662
3,000,000	Baxter International, Inc. 0.950%, 06/01/16	3,006,780
9,340,000	Bio-Rad Laboratories, Inc. 8.000%, 09/15/16	9,795,325
6,000,000	Community Health Systems, Inc. 5.125%, 08/15/18	6,123,750
5,000,000	DaVita HealthCare Partners, Inc. 6.375%, 11/01/18	5,290,625
4,400,000	Gilead Sciences, Inc. 2.400%, 12/01/14	4,498,714
8,000,000	Grifols, SA 8.250%, 02/01/18	8,680,000
1,000,000	Mylan, Inc.* 1.800%, 06/24/16	1,004,380
3,050,000	Thermo Fisher Scientific, Inc. 3.200%, 05/01/15	3,157,588
3,000,000	Valeant Pharmaceuticals International, Inc.* 6.500%, 07/15/16	3,102,135
1,000,000	VPII Escrow Corp.* 6.750%, 08/15/18	1,060,000
5,000,000	WellPoint, Inc. 1.250%, 09/10/15	5,037,625

		75,243,734

	Industrials (3.3%)
4,000,000	Air Lease Corp. 4.500%, 01/15/16	4,075,000
11,087,000	Case New Holland, Inc.~ 7.750%, 09/01/13	11,135,506
	Caterpillar, Inc.
5,000,000	0.950%, 06/26/15	5,032,175
4,625,000	0.700%, 02/26/16	4,605,367
4,000,000	CNH Capital, LLC 3.875%, 11/01/15	4,105,000
3,510,000	Deluxe Corp. 5.125%, 10/01/14	3,646,012
8,000,000	Eaton Corp.* 0.950%, 11/02/15	8,004,720
	General Electric Capital Corp.
10,000,000	1.625%, 07/02/15	10,147,050
5,000,000	1.000%, 12/11/15	5,003,700
710,000	1.500%, 07/12/16	713,848
1,400,000	General Electric Company 0.850%, 10/09/15	1,401,141
5,000,000	John Deere Capital Corp. 0.950%, 06/29/15	5,032,775
5,000,000	Nielsen Finance, LLC 11.625%, 02/01/14	5,237,500
1,000,000	PACCAR Financial Corp. 0.800%, 02/08/16	998,400
5,000,000	Penske Truck Leasing Company, LP* 2.500%, 03/15/16	5,099,675
2,365,000	SPX Corp. 7.625%, 12/15/14	2,529,072
	Titan International, Inc.
4,440,000	7.875%, 10/01/17	4,731,375
1,460,000	7.875%, 10/01/17*	1,552,163
11,960,000	Triumph Group, Inc.~ 8.000%, 11/15/17	12,625,275

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2013 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

2,000,000		United Continental Holdings, Inc. 6.375%, 06/01/18	$2,033,750

			97,709,504

		Information Technology (1.1%)
10,000,000		Anixter International, Inc. 5.950%, 03/01/15	10,550,000
5,000,000		International Business Machines Corp. 0.550%, 02/06/15	5,009,200
5,000,000		Jabil Circuit, Inc. 7.750%, 07/15/16	5,740,625
6,000,000		NXP BV* 3.750%, 06/01/18	5,973,750
2,305,000		SunGard Data Systems, Inc. 4.875%, 01/15/14	2,328,050
3,000,000		Texas Instruments, Inc. 0.450%, 08/03/15	2,997,915

			32,599,540

		Materials (0.4%)
3,000,000		Ashland, Inc.* 3.000%, 03/15/16	3,037,500
7,625,000		Ecolab, Inc. 1.000%, 08/09/15	7,640,898

			10,678,398

		Telecommunication Services (0.5%)
		AT&T, Inc.
6,155,000		0.800%, 12/01/15	6,143,983
5,000,000		0.900%, 02/12/16	4,987,425
3,000,000		tw telecom holdings, Inc. 8.000%, 03/01/18	3,204,375

			14,335,783

		Utilities (0.2%)
4,000,000		Calpine Corp.* 7.250%, 10/15/17	4,192,500
2,500,000		NextEra Energy, Inc. 1.200%, 06/01/15	2,514,125

			6,706,625

		TOTAL CORPORATE BONDS	551,803,435

Sovereign Bonds (1.3%)
		Government of Canada
10,000,000	CAD	2.000%, 06/01/16	9,922,014
5,000,000	CAD	2.000%, 03/01/14	4,894,606
5,000,000	CAD	1.500%, 11/01/13	4,873,649
110,000,000	NOK	Kingdom of Norway 5.000%, 05/15/15	19,822,512

		TOTAL SOVEREIGN BONDS	39,512,781

NUMBER OF CONTRACTS			VALUE
Purchased Options (0.2%)#
		Consumer Discretionary (0.1%)
1,600		Under Armour, Inc. Call, 01/18/14, Strike $50.00	2,864,000

		Information Technology (0.1%)
2,650		Infosys, Ltd. Call, 01/18/14, Strike $52.50	814,875

NUMBER OF CONTRACTS			VALUE

1,600		KLA-Tencor Corp. Call, 01/18/14, Strike $55.00	$928,000

			1,742,875

		Materials (0.0%)
3,200		Vale, SA Call, 01/17/15, Strike $17.00	342,400

		TOTAL PURCHASED OPTIONS	4,949,275

		TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $592,775,725)	596,265,491

NUMBER OF SHARES			VALUE
CONVERTIBLE PREFERRED STOCKS (0.1%)
		Financials (0.1%)
50,000		Weyerhaeuser Company 6.375% (Cost $2,583,900)	2,596,250

COMMON STOCKS (45.5%)
		Consumer Discretionary (5.6%)
42,000		Amazon.com, Inc.#	12,651,240
38,500		Bed Bath & Beyond, Inc.#	2,944,095
67,494	CAD	BRP Inc.#	1,814,998
40,000		CarMax, Inc.#	1,961,600
55,000		CBS Corp. - Class B	2,906,200
94,000		Coach, Inc.	4,994,220
315,500		Comcast Corp. - Class A	14,222,740
46,500		D.R. Horton, Inc.	934,650
48,507		Del Frisco’s Restaurant Group, Inc.#	1,020,587
36,000		Delphi Automotive, PLC	1,933,920
77,000		DIRECTV - Class A#	4,871,790
25,000		Discovery Communications, Inc.#	1,993,000
26,000		Dollar General Corp.#	1,421,420
550,000		Ford Motor Company	9,284,000
25,000		Gap, Inc.	1,147,500
60,000		General Motors Company#	2,152,200
176,000		Home Depot, Inc.	13,909,280
82,372		Ignite Restaurant Group, Inc.#	1,318,776
83,500		International Game Technology	1,542,245
75,000		Interpublic Group of Companies, Inc.	1,233,750
110,000		Johnson Controls, Inc.	4,423,100
20,000		Kohl’s Corp.	1,059,600
27,500		Lennar Corp. - Class A	931,425
125,000		Lowe’s Companies, Inc.	5,572,500
68,484		Macy’s, Inc.	3,310,516
90,000		McDonald’s Corp.	8,827,200
20,904		Michael Kors Holdings, Ltd.#	1,407,675
83,000		Nike, Inc. - Class B	5,222,360
4,000		Priceline.com, Inc.#	3,502,680
57,000		PulteGroup, Inc.#	947,910
25,000		Ross Stores, Inc.	1,686,750
65,000		Starbucks Corp.	4,630,600
60,000		Target Corp.	4,275,000
30,000		Time Warner Cable, Inc.	3,422,100
85,000		Time Warner, Inc.	5,292,100
66,000		TJX Companies, Inc.	3,434,640
25,000		TripAdvisor, Inc.#	1,875,500

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2013 (UNAUDITED)

NUMBER OF SHARES			VALUE

7,402		Ulta Salon Cosmetics & Fragrance, Inc.#	$746,862
36,500		Viacom, Inc. - Class B	2,656,105
213,300		Walt Disney Company	13,789,845
12,000		Wynn Resorts, Ltd.	1,597,560
20,000		Yum! Brands, Inc.	1,458,400

			164,328,639

		Consumer Staples (5.0%)
257,000		Altria Group, Inc.	9,010,420
110,000		Archer-Daniels-Midland Company	4,011,700
20,000		Beam, Inc.	1,299,800
36,000	HKD	Biostime International Holdings, Ltd.	173,692
375,000		Coca-Cola Company	15,030,000
55,000		Colgate-Palmolive Company	3,292,850
27,000		Costco Wholesale Corp.	3,166,830
145,000		CVS Caremark Corp.	8,916,050
25,509		Darling International, Inc.#	517,833
54,748	GBP	Diageo, PLC	1,715,739
8,175		Estee Lauder Companies Inc.	536,689
25,000		General Mills, Inc.	1,300,000
21,000		Hershey Company	1,992,270
46,000		Kellogg Company	3,047,040
50,000		Kimberly-Clark Corp.	4,940,000
38,333		Kraft Foods Group, Inc.	2,168,881
65,000		Kroger Co.	2,552,550
73,141		Lorillard, Inc.	3,110,687
17,000		Mead Johnson Nutrition Company	1,238,280
150,000		Mondelez International, Inc.	4,690,500
185,800		PepsiCo, Inc.	15,521,732
218,947		Philip Morris International, Inc.	19,525,693
275,000		Procter & Gamble Company	22,082,500
186,500		Wal-Mart Stores, Inc.	14,535,810

			144,377,546

		Energy (4.8%)
43,700		Anadarko Petroleum Corp.	3,868,324
24,500		Apache Corp.	1,966,125
75,000		Baker Hughes, Inc.	3,557,250
35,582		Cameron International Corp.#	2,110,013
75,000		Chesapeake Energy Corp.	1,747,500
167,500		Chevron Corp.	21,086,575
100,000		ConocoPhillips	6,486,000
58,000		Devon Energy Corp.	3,190,580
37,500		EOG Resources, Inc.	5,455,875
375,820		Exxon Mobil Corp.	35,233,125
89,000		Halliburton Company	4,021,910
17,000		Helmerich & Payne, Inc.	1,074,400
30,000		Hess Corp.	2,233,800
60,000		Marathon Oil Corp.	2,181,600
27,500		Marathon Petroleum Corp.	2,016,575
20,000		Murphy Oil Corp.	1,354,400
45,000		National Oilwell Varco, Inc.	3,157,650
50,000		Noble Energy, Inc.	3,124,500
100,000		Occidental Petroleum Corp.	8,905,000
50,750		Phillips 66	3,121,125
186,000		Schlumberger, Ltd.	15,127,380
55,000		Spectra Energy Corp.	1,979,450
33,494		Transocean, Ltd.	1,579,577
65,000		Valero Energy Corp.	2,325,050
124,535		WPX Energy, Inc.#	2,392,317

			139,296,101

		Financials (8.0%)
37,000		Aflac, Inc.	2,282,160

NUMBER OF SHARES		VALUE

95,000	Allstate Corp.	$4,843,100
135,000	American Express Company	9,958,950
150,000	American International Group, Inc.#	6,826,500
950,000	Bank of America Corp.	13,870,000
200,000	Bank of New York Mellon Corp.	6,290,000
85,000	BB&T Corp.	3,033,650
200,000	Berkshire Hathaway, Inc. - Class B#	23,174,000
8,500	BlackRock, Inc.	2,396,660
122,024	Blackstone Group, LP	2,751,641
85,000	Capital One Financial Corp.	5,866,700
20,000	Chubb Corp.	1,730,000
305,000	Citigroup, Inc.	15,902,700
51,000	Discover Financial Services	2,525,010
110,000	Fifth Third Bancorp	2,115,300
30,300	Franklin Resources, Inc.	1,481,064
80,000	Genworth Financial, Inc. - Class A#	1,039,200
73,000	Goldman Sachs Group, Inc.	11,974,190
45,000	Hartford Financial Services Group, Inc.	1,388,700
75,000	Invesco, Ltd.	2,414,250
560,791	JPMorgan Chase & Company	31,252,882
38,000	Lincoln National Corp.	1,583,460
156,140	MetLife, Inc.	7,560,299
171,581	Morgan Stanley	4,668,719
47,800	Principal Financial Group, Inc.	2,072,608
64,000	Prudential Financial, Inc.	5,054,080
190,000	Regions Financial Corp.	1,901,900
29,000	Simon Property Group, Inc.	4,641,740
99,200	SLM Corp.	2,451,232
38,500	State Street Corp.	2,682,295
23,000	T. Rowe Price Group, Inc.	1,730,520
36,000	Travelers Companies, Inc.	3,007,800
342,500	US Bancorp/MN	12,782,100
30,000	Vornado Realty Trust	2,544,300
625,000	Wells Fargo & Company	27,187,500
61,102	WisdomTree Investments, Inc.#	791,271

		233,776,481

	Health Care (6.8%)
210,800	Abbott Laboratories	7,721,604
210,800	AbbVie, Inc.	9,587,184
26,500	Aetna, Inc.	1,700,505
95,216	Agilent Technologies, Inc.	4,259,012
17,000	Alexion Pharmaceuticals, Inc.#	1,975,910
17,117	Alkermes, PLC#	569,975
36,000	Allergan, Inc.	3,280,320
79,000	Amgen, Inc.	8,554,910
60,000	Baxter International, Inc.	4,382,400
30,000	Biogen Idec, Inc.#	6,543,900
152,585	Bristol-Myers Squibb Company	6,597,775
23,946	Bruker Corp.#	429,112
40,000	CareFusion Corp.#	1,542,800
44,167	Celgene Corp.#	6,486,366
35,500	Cigna Corp.	2,762,965
83,493	Covidien, PLC	5,145,674
45,089	Cyberonics, Inc.#	2,344,177
10,000	DaVita HealthCare Partners, Inc.#	1,164,100
12,500	Edwards Lifesciences Corp.#	892,250
50,000	Eli Lilly and Company	2,655,500
70,000	Express Scripts Holding Company#	4,588,500
204,980	Gilead Sciences, Inc.#	12,596,021
49,590	Insulet Corp.#	1,581,425

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2013 (UNAUDITED)

NUMBER OF SHARES		VALUE

280,750	Johnson & Johnson	$26,250,125
8,000	Laboratory Corp. of America Holdings#	773,920
90,000	Medtronic, Inc.	4,971,600
344,200	Merck & Company, Inc.	16,580,114
60,000	Mylan, Inc.#	2,013,600
53,371	Nektar Therapeutics#	598,289
848,600	Pfizer, Inc.	24,804,578
15,000	Quest Diagnostics, Inc.	874,650
7,000	Regeneron Pharmaceuticals, Inc.#	1,890,420
54,500	St. Jude Medical, Inc.	2,855,255
25,000	Stryker Corp.	1,761,500
60,000	Thermo Fisher Scientific, Inc.	5,466,600
85,000	UnitedHealth Group, Inc.	6,192,250
58,605	ViroPharma, Inc.#	2,011,324
40,000	WellPoint, Inc.	3,422,400

		197,829,010

	Industrials (4.1%)
51,000	3M Company	5,988,930
60,000	Boeing Company	6,306,000
111,000	Caterpillar, Inc.	9,203,010
135,000	CSX Corp.	3,349,350
15,500	Cummins, Inc.	1,878,445
60,000	Danaher Corp.	4,040,400
32,000	Deere & Company	2,658,240
30,000	Dover Corp.	2,569,200
78,000	Eaton Corp., PLC	5,378,100
60,000	Emerson Electric Company	3,682,200
31,500	Expeditors International of Washington, Inc.	1,270,080
35,000	FedEx Corp.	3,710,000
33,000	Fluor Corp.	2,064,480
50,000	General Dynamics Corp.	4,267,000
877,500	General Electric Company	21,384,675
92,500	Honeywell International, Inc.	7,675,650
23,125	Jacobs Engineering Group, Inc.#	1,369,000
17,500	Joy Global, Inc.	866,250
46,000	Norfolk Southern Corp.	3,365,360
12,500	Precision Castparts Corp.	2,771,500
61,782	Terex Corp.#	1,821,333
40,000	Union Pacific Corp.	6,343,600
82,500	United Parcel Service, Inc.	7,161,000
100,000	United Technologies Corp.	10,557,000

		119,680,803

	Information Technology (7.4%)
55,000	Accenture, PLC - Class A	4,059,550
20,000	Amphenol Corp. - Class A	1,571,200
87,500	Apple, Inc.	39,593,750
42,000	Automatic Data Processing, Inc.	3,027,780
35,000	Broadcom Corp. - Class A	964,950
625,000	Cisco Systems, Inc.	15,968,750
18,500	Citrix Systems, Inc.#	1,332,370
24,500	Cognizant Technology Solutions Corp. - Class A#	1,773,555
125,000	Dell, Inc.	1,583,750
150,000	eBay, Inc.#	7,753,500
220,000	EMC Corp.	5,753,000
11,500	F5 Networks, Inc.#	1,009,240
27,095	Google, Inc.#	24,049,522
431,500	Intel Corp.	10,053,950
89,200	International Business Machines Corp.	17,397,568
60,000	Juniper Networks, Inc.#	1,300,200

NUMBER OF SHARES			VALUE

13,500		MasterCard, Inc. - Class A	$8,243,235
20,000		Microchip Technology, Inc.	794,800
600,000		Microsoft Corp.	19,098,000
70,000		NetApp, Inc.	2,878,400
110,000		NVIDIA Corp.	1,587,300
344,500		Oracle Corp.	11,144,575
231,100		QUALCOMM, Inc.	14,917,505
46,000		Salesforce.com, Inc.#	2,012,500
15,535		SINA Corp.#	1,071,449
17,000	HKD	Tencent Holdings, Ltd.	769,556
120,000		Texas Instruments, Inc.	4,704,000
25,000		VeriSign, Inc.#	1,196,000
35,000		Visa, Inc.	6,195,350
120,000		Yahoo!, Inc.#	3,370,800
223,421		Zynga, Inc. - Class A#	665,795

			215,841,900

		Materials (1.2%)
6,500		Airgas, Inc.	670,865
9,000		CF Industries Holdings, Inc.	1,764,090
26,000		Cliffs Natural Resources, Inc.	507,260
160,000		Dow Chemical Company	5,606,400
98,000		E.I. du Pont de Nemours and Company	5,653,620
163,000		Freeport-McMoRan Copper & Gold, Inc.	4,609,640
35,000		LyondellBasell Industries NV - Class A	2,404,850
67,000		Monsanto Company	6,618,260
45,000		Mosaic Company	1,849,050
84,000		Newmont Mining Corp.	2,520,000
16,000		PPG Industries, Inc.	2,567,040
15,000		Sigma-Aldrich Corp.	1,253,400

			36,024,475

		Telecommunication Services (1.2%)
460,100		AT&T, Inc.	16,227,727
94,000		CenturyLink, Inc.	3,369,900
50,000		Crown Castle International Corp.#	3,512,500
255,000		Verizon Communications, Inc.	12,617,400

			35,727,527

		Utilities (1.4%)
50,000		AES Corp.	622,000
63,000		American Electric Power Company, Inc.	2,920,050
40,000		Consolidated Edison, Inc.	2,396,000
55,000		Dominion Resources, Inc.	3,262,050
75,000		Duke Energy Corp.	5,325,000
50,000		Edison International	2,492,500
24,000		Entergy Corp.	1,620,000
70,000		Exelon Corp.	2,141,300
50,000		FirstEnergy Corp.	1,903,500
31,500		NextEra Energy, Inc.	2,728,215
60,000		PG&E Corp.	2,753,400
75,000		PPL Corp.	2,382,750
60,000		Public Service Enterprise Group, Inc.	2,027,400
111,000		Southern Company	4,977,240
15,000		Wisconsin Energy Corp.	652,200
45,000		Xcel Energy, Inc.	1,347,750

			39,551,355

		TOTAL COMMON STOCKS (Cost $1,251,675,630)	1,326,433,837

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2013 (UNAUDITED)

NUMBER OF CONTRACTS		VALUE

PURCHASED OPTIONS (0.2%)#
	Other (0.2%)
	S & P 500 Index
2,000	Put, 09/21/13, Strike $1,635.00	$3,440,000
1,000	Put, 08/17/13, Strike $1,600.00	212,500
500	Put, 09/30/13, Strike $1,640.00	1,080,000

	TOTAL PURCHASED OPTIONS (Cost $8,875,750)	4,732,500

NUMBER OF SHARES		VALUE
SHORT TERM INVESTMENT (8.0%)
234,826,249	Fidelity Prime Money Market Fund - Institutional Class (Cost $234,826,249)	234,826,249

TOTAL INVESTMENTS (100.5%) (Cost $2,789,551,028)		2,932,829,341

LIABILITIES, LESS OTHER ASSETS (-0.5%)		(16,035,628)

NET ASSETS (100.0%)		$2,916,793,713

COMMON STOCKS SOLD SHORT (-13.8%)#
	Consumer Discretionary (-1.9%)
(44,532)	Hasbro, Inc.	(2,048,472)
(38,329)	hhgregg, Inc.	(601,382)
(30,941)	Hibbett Sports, Inc.	(1,814,689)
(104,300)	Iconix Brand Group, Inc.	(3,425,212)
(155,000)	Jarden Corp.	(7,047,850)
(49,500)	M/I Homes, Inc.	(1,052,370)
(72,650)	Meritage Homes Corp.	(3,288,139)
(318,600)	MGM Resorts International	(5,196,366)
(16,285)	Polaris Industries, Inc.	(1,826,200)
(30,125)	Ryland Group, Inc.	(1,218,255)
(27,195)	Shutterfly, Inc.	(1,457,380)
(4,000,000)	Sirius XM Radio, Inc.	(14,920,000)
(135,000)	Standard Pacific Corp.	(1,104,300)
(27,774)	Tiffany & Company	(2,208,311)
(120,000)	Under Armour, Inc.	(8,055,600)

		(55,264,526)

	Consumer Staples (-0.6%)
(31,382)	Coty, Inc. - Class A	(539,457)
(565,500)	Tyson Foods, Inc. - Class A	(15,619,110)

		(16,158,567)

	Energy (-1.2%)
(270,500)	Exterran Holdings, Inc.	(8,588,375)
(123,000)	Hornbeck Offshore Services, Inc.	(6,512,850)
(292,873)	Newpark Resources, Inc.	(3,350,467)
(203,600)	PDC Energy, Inc.	(11,228,540)
(53,000)	SEACOR Holdings, Inc.	(4,640,680)
(49,000)	Stone Energy Corp.	(1,193,640)

		(35,514,552)

	Financials (-1.5%)
(183,650)	Amtrust Financial Services, Inc.	(7,645,349)
(117,959)	Encore Capital Group, Inc.	(4,583,887)
(135,000)	Forestar Group, Inc.	(2,917,350)

NUMBER OF SHARES			VALUE

(90,000)		FXCM, Inc.	$(1,485,000)
(115,651)		Janus Capital Group, Inc.	(1,083,650)
(259,900)		PHH Corp.	(5,889,334)
(369,406)		Ryman Hospitality Properties, Inc.	(13,760,373)
(13,601)		Signature Bank	(1,245,172)
(100,000)		Starwood Property Trust, Inc.	(2,540,000)
(60,000)		Weyerhaeuser Company	(1,704,000)

			(42,854,115)

		Health Care (-2.4%)
(245,000)		Allscripts Healthcare Solutions, Inc.	(3,873,450)
(175,500)		Brookdale Senior Living, Inc.	(5,110,560)
(5,141)		C.R. Bard, Inc.	(589,159)
(15,018)		Cepheid, Inc.	(523,678)
(39,375)		Chemed Corp.	(2,779,481)
(160,000)		Endo Health Solutions, Inc.	(6,153,600)
(15,860)		Genomic Health, Inc.	(565,250)
(90,000)		Healthways, Inc.	(1,544,400)
(87,000)		Illumina, Inc.	(6,944,340)
(36,750)		Integra LifeSciences Holdings Corp.	(1,447,583)
(102,650)		LifePoint Hospitals, Inc.	(5,046,274)
(31,250)		Medivation, Inc.	(1,808,438)
(275,200)		Molina Healthcare, Inc.	(10,215,424)
(178,700)		Salix Pharmaceuticals, Ltd.	(13,205,930)
(9,710)		Techne Corp.	(716,015)
(191,000)		Volcano Corp.	(3,814,270)
(18,592)	DKK	William Demant Holding, A/S	(1,637,367)
(139,000)		Wright Medical Group, Inc.	(3,811,380)

			(69,786,599)

		Industrials (-0.8%)
(52,200)		Chart Industries, Inc.	(5,935,140)
(29,709)		Deluxe Corp.	(1,218,366)
(266,750)		EnerSys	(14,116,410)
(35,854)		Trinity Industries, Inc.	(1,411,572)

			(22,681,488)

		Information Technology (-4.9%)
(214,600)		ARRIS Group, Inc.	(3,227,584)
(200,000)		Blucora, Inc.	(4,000,000)
(142,200)		Bottomline Technologies, Inc.	(4,133,754)
(84,000)		BroadSoft, Inc.	(2,506,560)
(310,400)		CACI International, Inc. - Class A	(20,610,560)
(489,400)		Ciena Corp.	(10,796,164)
(217,500)		Concur Technologies, Inc.	(19,333,575)
(50,000)		Cornerstone OnDemand, Inc.	(2,202,000)
(236,500)		CSG Systems International, Inc.	(5,600,320)
(77,000)		DealerTrack Holdings, Inc.	(2,879,800)
(76,000)		Equinix, Inc.	(13,630,600)
(13,277)		FactSet Research Systems, Inc.	(1,449,583)
(425,000)		Infinera Corp.	(4,636,750)
(13,250)		Infosys, Ltd.	(658,260)
(61,300)		InterDigital, Inc.	(2,435,449)
(70,000)		Ixia	(973,000)
(56,000)		KLA-Tencor Corp.	(3,283,280)
(28,000)		Lam Research Corp.	(1,378,160)
(186,900)		Mentor Graphics Corp.	(3,837,057)
(713,976)		Micron Technology, Inc.	(9,460,182)
(9,500)		NetSuite, Inc.	(891,955)
(237,500)		Nuance Communications, Inc.	(4,455,500)
(224,480)		Photronics, Inc.	(1,717,272)
(77,600)		SanDisk Corp.	(4,277,312)
(17,900)		SYNNEX Corp.	(886,408)

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2013 (UNAUDITED)

NUMBER OF SHARES		VALUE

(184,800)	Take-Two Interactive Software, Inc.	$(3,239,544)
(68,800)	TTM Technologies, Inc.	(635,712)
(55,000)	Workday, Inc.	(3,755,950)
(162,000)	Xilinx, Inc.	(7,563,780)

		(144,456,071)

	Materials (-0.5%)
(38,400)	Goldcorp, Inc.	(1,084,032)
(118,000)	Horsehead Holding Corp.	(1,445,500)
(16,250)	Royal Gold, Inc.	(839,962)
(66,000)	RTI International Metals, Inc.	(2,022,900)
(50,000)	Silver Standard Resources, Inc.	(383,500)
(319,800)	Steel Dynamics, Inc.	(4,976,088)
(163,500)	United States Steel Corp.	(2,836,725)
(80,000)	Vale, SA	(1,097,600)

		(14,686,307)

	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $330,913,131)	(401,402,225)

EXCHANGE-TRADED FUNDS SOLD SHORT (-0.5%)#
(15,935)	Consumer Discretionary Select Sector SPDR Fund	(945,424)
(50,079)	Consumer Staples Select Sector SPDR Fund	(2,072,770)
(6,749)	Energy Select Sector SPDR Fund	(556,455)
(56,267)	Health Care Select Sector SPDR Fund	(2,869,617)
(2,847)	iShares NASDAQ Biotechnology ETF	(563,222)
(4,563)	iShares U.S. Healthcare Providers ETF	(400,768)
(22,753)	iShares U.S. Medical Devices ETF	(1,885,769)
(35,643)	Powershares QQQ	(2,700,670)
(70,139)	SPDR S&P Regional Banking ETF	(2,581,115)
(6,735)	SPDR S&P Retail ETF	(550,115)

	TOTAL EXCHANGE-TRADED FUNDS SOLD SHORT (Proceeds $14,022,487)	(15,125,925)

NUMBER OF CONTRACTS		VALUE
WRITTEN OPTIONS (-0.7%)#
	Consumer Staples (0.0%)
5,600	Tyson Foods, Inc. Put, 10/19/13, Strike $17.00	(14,000)

NUMBER OF CONTRACTS		VALUE

	Health Care (0.0%)
475	Gilead Sciences, Inc. Call, 09/21/13, Strike $65.00	$(56,763)

	Materials (0.0%)
250	Mosaic Company Put, 12/21/13, Strike $50.00	(256,875)

	Other (-0.7%)
	S & P 500 Index
2,600	Call, 08/17/13, Strike $1,650.00	(10,361,000)
1,750	Call, 09/30/13, Strike $1,710.00	(3,377,500)
1,250	Call, 09/21/13, Strike $1,660.00	(5,556,250)

		(19,294,750)

	TOTAL WRITTEN OPTIONS (Premium $11,370,882)	(19,622,388)

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for and securities sold short. The aggregate value of such securities is $179,292,932.
‡	Variable rate or step bond security. The rate shown is the rate in effect at July 31, 2013.
#	Non-income producing security.

FOREIGN CURRENCY ABBREVIATIONS

CAD	Canadian Dollar
DKK	Danish Krone
GBP	British Pound Sterling
HKD	Hong Kong Dollar
NOK	Norwegian Krone

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Long/Short Fund

SCHEDULE OF INVESTMENTS JULY 31, 2013 (UNAUDITED)

NUMBER OF SHARES			VALUE

COMMON STOCKS (66.2%)
		Consumer Discretionary (8.9%)
32,339	CAD	BRP Inc.#	$869,636
4,209		Deckers Outdoor Corp.#~	230,779
19,957		Del Frisco’s Restaurant Group, Inc.#	419,895
30,863		Ignite Restaurant Group, Inc.#~	494,117
4,453		Macy’s, Inc.~	215,258
8,526		Michael Kors Holdings, Ltd.#	574,141
3,653		Ulta Salon Cosmetics & Fragrance, Inc.#~	368,588

			3,172,414

		Consumer Staples (10.3%)
14,500	HKD	Biostime International Holdings, Ltd.	69,959
10,513		Darling International, Inc.#	213,414
22,172	GBP	Diageo, PLC	694,845
3,206		Estee Lauder Companies Inc.~	210,474
29,570		Lorillard, Inc.~	1,257,612
13,630		Philip Morris International, Inc.~	1,215,524

			3,661,828

		Energy (7.9%)
15,219		Cameron International Corp.#~	902,487
19,946		Transocean, Ltd.	940,653
50,391		WPX Energy, Inc.#~	968,011

			2,811,151

		Financials (11.5%)
49,816		Blackstone Group, LP~	1,123,351
17,374		JPMorgan Chase & Company~	968,253
25,012		Morgan Stanley~	680,576
39,714		SLM Corp.~	981,333
25,181		WisdomTree Investments, Inc.#	326,094

			4,079,607

		Health Care (17.6%)
24,655		Agilent Technologies, Inc.~	1,102,818
6,681		Alkermes, PLC#	224,348
5,762		Bristol-Myers Squibb Company~	249,149
9,890		Bruker Corp.#	177,229
1,668		Celgene Corp.#	244,963
10,473		Covidien, PLC	645,451
18,313		Cyberonics, Inc.#~	952,093
12,471		Gilead Sciences, Inc.#~	766,343
23,262		Insulet Corp.#~	741,825
21,053		Nektar Therapeutics#~	236,004
27,353		ViroPharma, Inc.#~	938,755

			6,278,978

		Industrials (2.1%)
25,832		Terex Corp.#~	761,527

		Information Technology (7.9%)
2,109		Google, Inc.#~	1,871,949
6,720		SINA Corp.#	463,478
4,500	HKD	Tencent Holdings, Ltd.	203,706

NUMBER OF SHARES			VALUE

90,730		Zynga, Inc. - Class A#~	$270,375

			2,809,508

		TOTAL COMMON STOCKS (Cost $23,183,523)	23,575,013

EXCHANGE-TRADED FUNDS (8.5%)
		Financials (5.0%)
10,410		SPDR S&P 500 ETF Trust	1,755,750

		Information Technology (3.5%)
39,622		Technology Select Sector SPDR Fund	1,256,810

		TOTAL EXCHANGE-TRADED FUNDS (Cost $2,977,562)	3,012,560

SHORT TERM INVESTMENT (25.7%)
9,166,120		Fidelity Prime Money Market Fund - Institutional Class (Cost $9,166,120)	9,166,120

TOTAL INVESTMENTS (100.4%) (Cost $35,327,205)			35,753,693

LIABILITIES, LESS OTHER ASSETS (-0.4%)			(136,751)

NET ASSETS (100.0%)			$35,616,942

COMMON STOCKS SOLD SHORT (-25.5%)#
		Consumer Discretionary (-9.3%)
(17,820)		Hasbro, Inc.	(819,720)
(13,442)		hhgregg, Inc.	(210,905)
(11,896)		Hibbett Sports, Inc.	(697,701)
(6,286)		Polaris Industries, Inc.	(704,912)
(11,271)		Tiffany & Company	(896,157)

			(3,329,395)

		Consumer Staples (-2.3%)
(12,618)		Campbell Soup Company	(590,522)
(12,518)		Coty, Inc. - Class A	(215,185)

			(805,707)

		Financials (-2.6%)
(45,768)		Janus Capital Group, Inc.	(428,846)
(5,413)		Signature Bank	(495,560)

			(924,406)

		Health Care (-6.4%)
(2,119)		C.R. Bard, Inc.	(242,837)
(6,190)		Cepheid, Inc.	(215,845)
(7,041)		Genomic Health, Inc.	(250,941)
(6,355)		Laboratory Corp. of America Holdings	(614,783)
(3,946)		Techne Corp.	(290,978)
(7,379)	DKK	William Demant Holding, A/S	(649,857)

			(2,265,241)

See accompanying Notes to Schedule of Investments

Calamos Long/Short Fund

SCHEDULE OF INVESTMENTS JULY 31, 2013 (UNAUDITED)

NUMBER OF SHARES		VALUE

	Industrials (-3.0%)
(12,159)	Deluxe Corp.	$(498,641)
(14,412)	Trinity Industries, Inc.	(567,400)

		(1,066,041)

	Information Technology (-1.9%)
(6,161)	FactSet Research Systems, Inc.	(672,658)

	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $8,677,131)	(9,063,448)

EXCHANGE-TRADED FUND SOLD SHORT (-1.4%)#
(6,180)	iShares U.S. Medical Devices ETF (Proceeds $491,267)	(512,198)

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for securities sold short. The aggregate value of such securities is $6,969,550.

FOREIGN CURRENCY ABBREVIATIONS

CAD	Canadian Dollar
DKK	Danish Krone
GBP	British Pound Sterling
HKD	Hong Kong Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency.

See accompanying Notes to Schedule of Investments

NOTE 1 — ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (UNAUDITED)

Organization. CALAMOS INVESTMENT TRUST, a Massachusetts business trust organized December 21, 1987 (the “Trust”), consists of fourteen series, Growth Fund, Value Fund, Focus Growth Fund (formerly Blue Chip Fund), Discovery Growth Fund, International Growth Fund, Evolving World Growth Fund, Global Equity Fund, Growth and Income Fund, Global Growth and Income Fund, Convertible Fund, Total Return Bond Fund, High Income Fund, Market Neutral Income Fund and Long/Short Fund (commenced operations on June 3, 2013) (each a “Fund” and collectively the “Funds”). The Trust is registered under the Investment Company Act of 1940 as amended (the “1940 Act”) as an open-end management investment company. The Trust currently offers Class A, Class C, Class I and Class R shares of each of the Funds. Class B shares continue to be outstanding, but are no longer an offered class of shares.

Fund Valuation. The valuation of the Funds’ investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principle exchange at the time each Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principle exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, certain convertible preferred securities and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the respective Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the respective Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

Each Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by the Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Investment Transactions. Investment transactions are recorded on a trade date basis as of July 31, 2013.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, each Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Forward Foreign Currency Contracts. Each Fund may engage in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if any, represents the credit risk to the Fund on a forward foreign currency contract. The contracts are valued daily at forward foreign exchange rates.

As of July 31, 2013, the Funds had outstanding forward foreign currency contracts as listed on the Schedule of Investments.

NOTE 2 — INVESTMENTS

The following information is presented on a federal income tax basis as of July 31, 2013. Differences between the cost basis under U.S. generally accepted accounting principles and federal income tax purposes are primarily due to temporary differences.

The cost basis of investments for federal income tax purposes at July 31, 2013 was as follows:

Fund	Cost basis of investments	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Growth Fund	$3,332,726,193	$1,066,744,478	$(32,264,740)	$1,034,479,738
Value Fund	100,314,149	8,752,649	(1,681,927)	7,070,722
Focus Growth Fund	47,161,027	12,728,897	(565,477)	12,163,420
Discovery Growth Fund	43,243,022	3,159,605	(1,309,808)	1,849,797
International Growth Fund	823,462,397	112,303,038	(16,391,548)	95,911,490
Evolving World Growth Fund	402,317,851	34,852,706	(16,791,109)	18,061,597
Global Equity Fund	335,384,063	51,630,056	(7,252,926)	44,377,130
Growth and Income Fund	3,001,222,787	546,425,331	(58,633,805)	487,791,526
Global Growth and Income Fund	587,958,984	77,544,014	(4,321,697)	73,222,317
Convertible Fund	1,034,270,533	141,202,699	(16,066,821)	125,135,878
Total Return Bond Fund	179,545,712	3,706,334	(1,413,717)	2,292,617
High Income Fund	243,560,215	8,670,786	(1,068,519)	7,602,267
Market Neutral Income Fund	2,795,617,083	202,400,550	(65,188,292)	137,212,258
Long/Short Fund	35,339,818	851,742	(437,867)	413,875

NOTE 3 — SHORT SALES

Securities sold short represent obligations to deliver the securities at a future date. A Fund may sell a security it does not own in anticipation of a decline in the value of that security before the delivery date. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale.

To secure its obligation to deliver to the broker-dealer the securities sold short, the Fund must segregate an amount of cash or liquid securities with its custodian equal to any excess of the current market value of the securities sold short over any cash or liquid securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). As a result of that requirement, the Fund will not gain any leverage merely by selling short, except to the extent that it earns interest or other income or gains on the segregated cash or liquid securities while also being subject to the possibility of gain or loss from the securities sold short.

NOTE 4 — SYNTHETIC CONVERTIBLE SECURITIES

A Fund may establish a “synthetic” convertible instrument by combining separate securities that possess the economic characteristics similar to a convertible security, i.e., fixed-income securities (“fixed-income component”), which may be a convertible or non-convertible security and the right to acquire equity securities (“convertible component”). The fixed-income component is achieved by investing in fixed income securities such as bonds, preferred stocks, and money market instruments. The convertible component is achieved by investing in warrants or purchased options to buy common stock at a certain exercise price, or options on a stock index. In establishing a synthetic instrument, the Fund may pool a basket of fixed-income securities and a basket of warrants or purchased options that produce the economic characteristics similar to a convertible security. Within each basket of fixed-income securities and warrants or options, different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.

A Fund may also purchase synthetic securities created by other parties, typically investment banks, including convertible structured notes. Convertible structured notes are fixed-income debentures linked to equity. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible. Purchasing synthetic convertible securities may offer more flexibility than purchasing a convertible security.

NOTE 5 — FAIR VALUE MEASUREMENTS

Various inputs are used to determine the value of the Funds’ investments. These inputs are categorized into three broad levels as follows:

•	Level 1 — Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.

•

Level 2 — Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.

•

Level 3 — Prices reflect unobservable market inputs (including the Funds’ own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.

Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of the Funds’ investments. Transfers between the levels for investment securities or other financial instruments are measured at the end of the reporting period.

The following is a summary of the inputs used in valuing the Funds’ holdings at fair value:

	GROWTH FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks	$4,281,162,235	$69,425,254	$—	$4,350,587,489
Short Term Investment	16,618,442			16,618,442
Forward Foreign Currency Contracts		664,296		664,296

Total	$4,297,780,677	$70,089,550	$—	$4,367,870,227

Liabilities:
Forward Foreign Currency Contracts	$—	$2,227,445	$—	$2,227,445

Total	$—	$2,227,445	$—	$2,227,445

	VALUE FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks	$97,954,445	$1,269,223	$—	$99,223,668
Short Term Investment	8,161,203			8,161,203

Total	$106,115,648	$1,269,223	$—	$107,384,871

Liabilities:
Written Options	$177,510	$—	$—	$177,510

Total	$177,510	$—	$—	$177,510

	FOCUS GROWTH FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks	$56,374,436	$1,097,462	$—	$57,471,898
Short Term Investment	1,852,549			1,852,549
Forward Foreign Currency Contracts		11,070		11,070

Total	$58,226,985	$1,108,532	$—	$59,335,517

Liabilities:
Forward Foreign Currency Contracts	$—	$26,412	$—	$26,412

Total	$—	$26,412	$—	$26,412

	DISCOVERY GROWTH FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks	$41,553,023	$—	$—	$41,553,023
Short Term Investment	3,539,796			3,539,796

Total	$45,092,819	$—	$—	$45,092,819

	INTERNATIONAL GROWTH FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks	$245,162,373	$648,287,420	$—	$893,449,793
Short Term Investment	25,924,094			25,924,094

Total	$271,086,467	$648,287,420	$—	$919,373,887

	EVOLVING WORLD GROWTH FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$65,337,927	$—	$65,337,927
Common Stocks	96,575,750	254,066,059		350,641,809
Short Term Investment	4,399,712			4,399,712

Total	$100,975,462	$319,403,986	$—	$420,379,448

	GLOBAL EQUITY FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks	$247,209,081	$132,164,045	$—	$379,373,126
Short Term Investment	388,067			388,067

Total	$247,597,148	$132,164,045	$—	$379,761,193

	GROWTH AND INCOME FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$1,195,344,954	$—	$1,195,344,954
Synthetic Convertible Securities (Corporate Bonds)		172,281,814		172,281,814
Synthetic Convertible Securities (Purchased Options)	33,670,590			33,670,590
Convertible Preferred Stocks	232,392,700	127,670,625		360,063,325
Common Stocks	1,653,858,050	19,526,769		1,673,384,819
Short Term Investment	54,268,811			54,268,811
Forward Foreign Currency Contracts		426,434		426,434

Total	$1,974,190,151	$1,515,250,596	$—	$3,489,440,747

Liabilities:
Written Options	$1,075,625	$—	$—	$1,075,625
Forward Foreign Currency Contracts		3,900,143		3,900,143

Total	$1,075,625	$3,900,143	$—	$4,975,768

	GLOBAL GROWTH AND INCOME FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$225,428,183	$—	$225,428,183
Synthetic Convertible Securities (Corporate Bonds)		4,565,000		4,565,000
Synthetic Convertible Securities (Sovereign Bonds)		40,824,608		40,824,608
Synthetic Convertible Securities (Purchased Options)	7,408,659			7,408,659
Convertible Preferred Stocks	9,702,235	28,453,850		38,156,085
Common Stocks	211,397,430	131,570,362		342,967,792
Short Term Investment	1,830,974			1,830,974

Total	$230,339,298	$430,842,003	$—	$661,181,301

	CONVERTIBLE FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$738,577,210	$—	$738,577,210
Synthetic Convertible Securities (Corporate Bonds)		38,130,779		38,130,779
Synthetic Convertible Securities (Purchased Options)	11,720,563			11,720,563
Convertible Preferred Stocks	119,237,300	80,401,524		199,638,824
Common Stocks	106,645,100	28,072,400		134,717,500
Short Term Investment	36,621,535			36,621,535
Forward Foreign Currency Contracts		182,201		182,201

Total	$274,224,498	$885,364,114	$—	$1,159,588,612

Liabilities:
Written Options	$559,800	$—	$—	$559,800
Forward Foreign Currency Contracts		1,922,314		1,922,314

Total	$559,800	$1,922,314	$—	$2,482,114

	TOTAL RETURN BOND FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Corporate Bonds	$—	$167,999,214	$—	$167,999,214
Convertible Bonds		1,062,040		1,062,040
U.S. Government and Agency Securities		12,043,994		12,043,994
Convertible Preferred Stocks	686,225			686,225
Short Term Investment	46,856			46,856

Total	$733,081	$181,105,248	$—	$181,838,329

	HIGH INCOME FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Corporate Bonds	$—	$228,146,089	$—	$228,146,089
Convertible Bonds		5,705,853		5,705,853
Convertible Preferred Stocks	3,257,524	4,990,950		8,248,474
Short Term Investment	9,062,066			9,062,066

Total	$12,319,590	$238,842,892	$—	$251,162,482

	MARKET NEUTRAL INCOME FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$767,975,014	$—	$767,975,014
Synthetic Convertible Securities (Corporate Bonds)		551,803,435		551,803,435
Synthetic Convertible Securities (Sovereign Bonds)		39,512,781		39,512,781
Synthetic Convertible Securities (Purchased Options)	4,949,275			4,949,275
Convertible Preferred Stock		2,596,250		2,596,250
Common Stocks	1,323,774,850	2,658,987		1,326,433,837
Purchased Options	4,732,500			4,732,500
Short Term Investment	234,826,249			234,826,249

Total	$1,568,282,874	$1,364,546,467	$—	$2,932,829,341

Liabilities:
Common Stocks Sold Short	$399,764,858	$1,637,367	$—	$401,402,225
Exchange-Traded Funds Sold Short	15,125,925			15,125,925
Written Options	19,622,388			19,622,388

Total	$434,513,171	$1,637,367	$—	$436,150,538

	LONG/SHORT FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks	$22,606,503	$968,510	$—	$23,575,013
Exchange-Traded Funds	3,012,560			3,012,560
Short Term Investment	9,166,120			9,166,120

Total	$34,785,183	$968,510	$—	$35,753,693

Liabilities:
Common Stocks Sold Short	$8,413,591	$649,857	$—	$9,063,448
Exchange-Traded Fund Sold Short	512,198			512,198

Total	$8,925,789	$649,857	$—	$9,575,646

ITEM 2. CONTROLS AND PROCEDURES.

a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certification of Principal Executive Officer.

(b) Certification of Principal Financial Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Investment Trust

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	September 18, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Investment Trust

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	September 18, 2013

By:	/s/ Nimish S. Bhatt
Name:	Nimish S. Bhatt
Title:	Principal Financial Officer
Date:	September 18, 2013